UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

March 31, 2010

Disciplined Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE ― 2.4%
Boeing Co. (The)	1,718	$ 124,744
ITT Corp.	1,228	65,833
Raytheon Co.	3,303	188,668
United Technologies Corp.	407	29,959
		409,204
AIR FREIGHT & LOGISTICS ― 1.0%
United Parcel Service, Inc., Class B	2,624	169,012
AUTO COMPONENTS ― 0.3%
Johnson Controls, Inc.	1,587	52,355
AUTOMOBILES ― 0.8%
Ford Motor Co.(1)	10,647	133,833
BEVERAGES ― 2.6%
Coca-Cola Co. (The)	2,241	123,255
Coca-Cola Enterprises, Inc.	5,366	148,423
PepsiCo, Inc.	2,474	163,680
		435,358
BIOTECHNOLOGY ― 2.4%
Amgen, Inc.(1)	2,025	121,014
BioMarin Pharmaceutical, Inc.(1)	2,048	47,862
Celgene Corp.(1)	149	9,232
Gilead Sciences, Inc.(1)	5,059	230,083
		408,191
CAPITAL MARKETS ― 0.3%
Bank of New York Mellon Corp. (The)	620	19,146
BlackRock, Inc.	24	5,226
GAMCO Investors, Inc., Class A	341	15,515
T. Rowe Price Group, Inc.	45	2,472
		42,359
CHEMICALS ― 1.2%
CF Industries Holdings, Inc.	231	21,063
Eastman Chemical Co.	2,047	130,353
Lubrizol Corp.	613	56,224
		207,640
COMMERCIAL BANKS ― 0.6%
PNC Financial Services Group, Inc.	73	4,358
Toronto-Dominion Bank (The)	526	39,229
Wells Fargo & Co.	1,595	49,637
		93,224
COMMUNICATIONS EQUIPMENT ― 4.4%
Cisco Systems, Inc.(1)	17,819	463,829
F5 Networks, Inc.(1)	538	33,092
QUALCOMM, Inc.	4,181	175,560
Research In Motion Ltd.(1)	1,035	76,538
		749,019
COMPUTERS & PERIPHERALS ― 7.8%
Apple, Inc.(1)	3,243	761,878
EMC Corp.(1)	8,074	145,655
Hewlett-Packard Co.	2,491	132,397

Disciplined Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Seagate Technology(1)	3,235	$ 59,071
Teradata Corp.(1)	4,914	141,965
Western Digital Corp.(1)	2,119	82,620
		1,323,586
CONSUMER FINANCE ― 0.8%
AmeriCredit Corp.(1)	5,434	129,112
DIVERSIFIED CONSUMER SERVICES ― 0.4%
Corinthian Colleges, Inc.(1)	2,599	45,716
ITT Educational Services, Inc.(1)	131	14,735
		60,451
DIVERSIFIED FINANCIAL SERVICES ― 0.6%
JPMorgan Chase & Co.	2,280	102,030
ELECTRICAL EQUIPMENT ― 1.8%
Emerson Electric Co.	4,691	236,145
Rockwell Automation, Inc.	1,114	62,785
		298,930
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.5%
National Instruments Corp.	110	3,668
Tyco Electronics Ltd.	2,997	82,358
		86,026
ENERGY EQUIPMENT & SERVICES ― 0.6%
Schlumberger Ltd.	1,604	101,790
FOOD & STAPLES RETAILING ― 2.5%
Wal-Mart Stores, Inc.	5,175	287,730
Whole Foods Market, Inc.(1)	3,853	139,286
		427,016
FOOD PRODUCTS ― 2.5%
ConAgra Foods, Inc.	5,035	126,228
Corn Products International, Inc.	423	14,661
Del Monte Foods Co.	354	5,168
Hershey Co. (The)	3,218	137,763
Mead Johnson Nutrition Co.	948	49,324
Tyson Foods, Inc., Class A	4,588	87,860
		421,004
HEALTH CARE EQUIPMENT & SUPPLIES ― 5.1%
Alcon, Inc.	842	136,034
ev3, Inc.(1)	5,191	82,329
Hill-Rom Holdings, Inc.	1,432	38,965
Hologic, Inc.(1)	1,684	31,221
Intuitive Surgical, Inc.(1)	475	165,362
Medtronic, Inc.	4,265	192,053
Sirona Dental Systems, Inc.(1)	2,938	111,732
STERIS Corp.	3,194	107,510
		865,206
HEALTH CARE PROVIDERS & SERVICES ― 2.4%
Cardinal Health, Inc.	2,337	84,202
Express Scripts, Inc.(1)	831	84,563
HealthSouth Corp.(1)	981	18,345
Medco Health Solutions, Inc.(1)	3,381	218,277
		405,387
HEALTH CARE TECHNOLOGY ― 0.5%
SXC Health Solutions Corp.(1)	1,228	82,620

Disciplined Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

HOTELS, RESTAURANTS & LEISURE ― 2.0%
McDonald's Corp.	936	$ 62,450
Panera Bread Co., Class A(1)	1,130	86,434
Starbucks Corp.(1)	7,761	188,359
		337,243
HOUSEHOLD DURABLES ― 1.2%
Garmin Ltd.	1,578	60,721
Harman International Industries, Inc.(1)	155	7,251
Tempur-Pedic International, Inc.(1)	3,812	114,970
Whirlpool Corp.	199	17,363
		200,305
HOUSEHOLD PRODUCTS ― 3.3%
Colgate-Palmolive Co.	2,938	250,494
Kimberly-Clark Corp.	1,673	105,198
Procter & Gamble Co. (The)	3,258	206,134
		561,826
INDUSTRIAL CONGLOMERATES ― 2.2%
3M Co.	3,279	274,026
Carlisle Cos., Inc.	2,773	105,651
		379,677
INSURANCE ― 0.7%
Aflac, Inc.	2,259	122,641
INTERNET & CATALOG RETAIL ― 2.2%
Amazon.com, Inc.(1)	1,684	228,569
Netflix, Inc.(1)	1,834	135,239
priceline.com, Inc.(1)	36	9,180
		372,988
INTERNET SOFTWARE & SERVICES ― 2.8%
Google, Inc., Class A(1)	787	446,237
VeriSign, Inc.(1)	138	3,589
VistaPrint NV(1)	261	14,942
		464,768
IT SERVICES ― 6.3%
Accenture plc, Class A	839	35,196
Cognizant Technology Solutions Corp., Class A(1)	3,307	168,591
Global Payments, Inc.	2,501	113,921
International Business Machines Corp.	4,806	616,369
Lender Processing Services, Inc.	1,078	40,694
NeuStar, Inc., Class A(1)	1,599	40,295
VeriFone Holdings, Inc.(1)	2,652	53,597
		1,068,663
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Bruker Corp.(1)	113	1,655
Waters Corp.(1)	1,064	71,863
		73,518
MACHINERY ― 4.0%
Caterpillar, Inc.	1,578	99,177
Cummins, Inc.	191	11,832
Donaldson Co., Inc.	844	38,081
Graco, Inc.	826	26,432
Navistar International Corp.(1)	161	7,202
Nordson Corp.	1,816	123,343

Disciplined Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Oshkosh Corp.(1)	3,035	$ 122,432
Timken Co.	4,296	128,923
Toro Co.	2,380	117,025
		674,447
MEDIA ― 0.1%
DIRECTV, Class A(1)	363	12,273
METALS & MINING ― 1.0%
Newmont Mining Corp.	618	31,475
Reliance Steel & Aluminum Co.	1,394	68,626
Walter Energy, Inc.	695	64,128
		164,229
MULTILINE RETAIL ― 2.1%
Dollar Tree, Inc.(1)	2,744	162,500
Family Dollar Stores, Inc.	1,122	41,076
Kohl's Corp.(1)	2,063	113,011
Nordstrom, Inc.	450	18,383
Target Corp.	457	24,038
		359,008
OIL, GAS & CONSUMABLE FUELS ― 0.7%
Exxon Mobil Corp.	1,097	73,477
Peabody Energy Corp.	798	36,469
		109,946
PAPER & FOREST PRODUCTS ― 0.7%
International Paper Co.	4,980	122,558
PERSONAL PRODUCTS ― 1.6%
Estee Lauder Cos., Inc. (The), Class A	2,849	184,815
Nu Skin Enterprises, Inc., Class A	3,099	90,181
		274,996
PHARMACEUTICALS ― 6.6%
Abbott Laboratories	5,639	297,063
Allergan, Inc.	415	27,108
Bristol-Myers Squibb Co.	2,979	79,539
Eli Lilly & Co.	4,995	180,919
Johnson & Johnson	3,922	255,714
Perrigo Co.	3,184	186,964
Valeant Pharmaceuticals International(1)	1,968	84,447
		1,111,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.6%
Broadcom Corp., Class A	5,147	170,778
Intel Corp.	10,841	241,321
LSI Corp.(1)	11,351	69,468
Marvell Technology Group Ltd.(1)	5,453	111,132
NVIDIA Corp.(1)	1,214	21,099
Texas Instruments, Inc.	6,888	168,549
		782,347
SOFTWARE ― 8.2%
Adobe Systems, Inc.(1)	2,406	85,100
Intuit, Inc.(1)	3,029	104,016
Microsoft Corp.	26,917	787,861
Oracle Corp.	15,492	397,989
Symantec Corp.(1)	1,165	19,712
1,394,678

Disciplined Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares/Principal Amount	Value

SPECIALTY RETAIL ― 3.9%
Bed Bath & Beyond, Inc.(1)	3,341	$ 146,202
Gap, Inc. (The)	268	6,193
J. Crew Group, Inc.(1)	67	3,075
PetSmart, Inc.	2,683	85,749
Ross Stores, Inc.	3,072	164,260
TJX Cos., Inc. (The)	4,113	174,885
Williams-Sonoma, Inc.	3,168	83,287
		663,651
TEXTILES, APPAREL & LUXURY GOODS ― 0.7%
Coach, Inc.	466	18,416
Deckers Outdoor Corp.(1)	612	84,456
Lululemon Athletica, Inc.(1)	249	10,334
		113,206
TOBACCO ― 2.1%
Philip Morris International, Inc.	6,800	354,688
TOTAL COMMON STOCKS
(Cost $13,714,149)		16,722,763
TEMPORARY CASH INVESTMENTS — 0.6%
FHLB Discount Notes, 0.001%, 4/1/10(2)	$100,000	100,000

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	7,760	7,760
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $107,760)		107,760
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $13,821,909)		16,830,523
OTHER ASSETS AND LIABILITIES — 0.5%		78,490
TOTAL NET ASSETS — 100.0%		$16,909,013

Notes to Schedule of Investments
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Disciplined Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities and other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$16,722,763	–	–
Temporary Cash Investments	7,760	$100,000	–
Total Value of Investment Securities	$16,730,523	$100,000	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,879,465
Gross tax appreciation of investments	$ 3,084,905
Gross tax depreciation of investments	(133,847)
Net tax appreciation (depreciation) of investments	$ 2,951,058

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

March 31, 2010

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE ― 2.0%
Boeing Co. (The)	211,877	$ 15,384,389
L-3 Communications Holdings, Inc.	52,196	4,782,720
Northrop Grumman Corp.	72,448	4,750,415
Raytheon Co.	272,167	15,546,179
		40,463,703
AIR FREIGHT & LOGISTICS ― 0.9%
C.H. Robinson Worldwide, Inc.	29,228	1,632,384
FedEx Corp.	59,026	5,513,028
United Parcel Service, Inc., Class B	188,381	12,133,620
		19,279,032
AIRLINES ― 0.1%
Southwest Airlines Co.	173,681	2,296,063
AUTO COMPONENTS ― 0.7%
Gentex Corp.	237,211	4,606,637
TRW Automotive Holdings Corp.(1)	318,272	9,096,214
		13,702,851
BEVERAGES ― 0.9%
Coca-Cola Co. (The)	100,695	5,538,225
Coca-Cola Enterprises, Inc.	463,069	12,808,488
PepsiCo, Inc.	8,541	565,073
		18,911,786
BIOTECHNOLOGY ― 2.3%
Amgen, Inc.(1)	419,704	25,081,511
Biogen Idec, Inc.(1)	40,241	2,308,224
Cephalon, Inc.(1)	103,192	6,994,354
Cubist Pharmaceuticals, Inc.(1)	126,635	2,854,353
Gilead Sciences, Inc.(1)	228,794	10,405,551
		47,643,993
CAPITAL MARKETS ― 3.1%
Bank of New York Mellon Corp. (The)	332,062	10,254,074
BlackRock, Inc.	28,885	6,289,998
Blackstone Group LP (The)	54,303	760,242
E*TRADE Financial Corp.(1)	416,671	687,507
Federated Investors, Inc., Class B	145,234	3,831,273
Fortress Investment Group LLC, Class A(1)	180,757	721,220
Goldman Sachs Group, Inc. (The)	149,731	25,548,600
Investment Technology Group, Inc.(1)	34,749	579,961
Legg Mason, Inc.	25,292	725,122
Morgan Stanley	465,741	13,641,554
		63,039,551
CHEMICALS ― 2.6%
Ashland, Inc.	61,294	3,234,484
Cabot Corp.	96,184	2,923,994
CF Industries Holdings, Inc.	84,912	7,742,276
Eastman Chemical Co.	35,274	2,246,248
Huntsman Corp.	659,136	7,942,589
Lubrizol Corp.	139,553	12,799,801
OM Group, Inc.(1)	143,663	4,867,303
Terra Industries, Inc.	157,352	7,200,428

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Valspar Corp.	100,827	$ 2,972,380
W.R. Grace & Co.(1)	44,349	1,231,128
		53,160,631
COMMERCIAL BANKS ― 3.2%
Bank of Hawaii Corp.	96,217	4,324,954
BB&T Corp.	25,222	816,941
Canadian Imperial Bank of Commerce	408	29,784
CapitalSource, Inc.	144,026	805,105
Cathay General Bancorp.	71,289	830,517
Fifth Third Bancorp.	59,568	809,529
First Horizon National Corp.(1)	200,329	2,814,624
Huntington Bancshares, Inc.	684,254	3,674,444
KeyCorp	200,035	1,550,271
Marshall & Ilsley Corp.	101,322	815,642
PNC Financial Services Group, Inc.	104,767	6,254,590
Regions Financial Corp.	112,905	886,304
Synovus Financial Corp.	261,595	860,648
TCF Financial Corp.	48,937	780,056
U.S. Bancorp.	262,712	6,798,987
Wells Fargo & Co.	946,337	29,450,008
Wilmington Trust Corp.	47,267	783,214
Zions Bancorp.	163,476	3,567,046
		65,852,664
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
R.R. Donnelley & Sons Co.	123,932	2,645,948
Waste Management, Inc.	18,411	633,891
		3,279,839
COMMUNICATIONS EQUIPMENT ― 3.3%
ADC Telecommunications, Inc.(1)	431,044	3,150,932
Arris Group, Inc.(1)	240,325	2,886,303
Cisco Systems, Inc.(1)	1,265,937	32,952,340
CommScope, Inc.(1)	90,266	2,529,253
Harris Corp.	37,899	1,799,824
Plantronics, Inc.	76,551	2,394,515
Polycom, Inc.(1)	56,768	1,735,965
QUALCOMM, Inc.	385,334	16,180,175
Research In Motion Ltd.(1)	46,450	3,434,978
Tellabs, Inc.	213,586	1,616,846
		68,681,131
COMPUTERS & PERIPHERALS ― 4.1%
Apple, Inc.(1)	199,394	46,843,632
Diebold, Inc.	61,618	1,956,988
EMC Corp.(1)	214,528	3,870,085
Hewlett-Packard Co.	206,192	10,959,105
Lexmark International, Inc., Class A(1)	52,965	1,910,977
Seagate Technology(1)	492,941	9,001,103
Synaptics, Inc.(1)	66,419	1,833,828
Western Digital Corp.(1)	232,932	9,082,019
		85,457,737
CONSTRUCTION & ENGINEERING ― 0.7%
EMCOR Group, Inc.(1)	307,626	7,576,828
Shaw Group, Inc. (The)(1)	128,779	4,432,573

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

URS Corp.(1)	39,932	$ 1,981,027
		13,990,428
CONSUMER FINANCE ― 0.6%
American Express Co.	87,063	3,592,220
AmeriCredit Corp.(1)	33,700	800,712
Cash America International, Inc.	159,582	6,300,297
Discover Financial Services	50,241	748,591
		11,441,820
CONTAINERS & PACKAGING ― 0.5%
Graphic Packaging Holding Co.(1)	745,010	2,689,486
Rock-Tenn Co., Class A	122,483	5,581,551
Silgan Holdings, Inc.	9,587	577,425
Sonoco Products Co.	32,632	1,004,739
		9,853,201
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Corinthian Colleges, Inc.(1)	146,086	2,569,653
DIVERSIFIED FINANCIAL SERVICES ― 4.4%
Bank of America Corp.	2,347,994	41,911,693
Citigroup, Inc.(1)	1,335,660	5,409,423
JPMorgan Chase & Co.	980,006	43,855,268
		91,176,384
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.1%
AT&T, Inc.	1,237,305	31,971,961
Verizon Communications, Inc.	400,787	12,432,413
		44,404,374
ELECTRIC UTILITIES ― 0.8%
Entergy Corp.	34,032	2,768,503
Exelon Corp.	111,241	4,873,468
FPL Group, Inc.	163,216	7,888,230
		15,530,201
ELECTRICAL EQUIPMENT ― 0.1%
Cooper Industries plc	23,954	1,148,355
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.6%
Anixter International, Inc.(1)	58,661	2,748,268
Arrow Electronics, Inc.(1)	265,665	8,004,487
Avnet, Inc.(1)	92,101	2,763,030
Celestica, Inc.(1)	566,652	6,193,506
Molex, Inc.	17,399	362,943
Tech Data Corp.(1)	116,642	4,887,300
Tyco Electronics Ltd.	307,580	8,452,298
		33,411,832
ENERGY EQUIPMENT & SERVICES ― 1.4%
Complete Production Services, Inc.(1)	186,731	2,156,743
Ensco International plc ADR	32,752	1,466,634
Helix Energy Solutions Group, Inc.(1)	5,221	68,030
National Oilwell Varco, Inc.	275,022	11,160,393
Noble Corp.(1)	8,959	374,665
Oil States International, Inc.(1)	97,633	4,426,680
Schlumberger Ltd.	104,667	6,642,168
Transocean Ltd.(1)	24,741	2,137,128
		28,432,441

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING ― 1.7%
Safeway, Inc.	374,094	$ 9,299,977
SUPERVALU, INC.	163,979	2,735,170
SYSCO Corp.	213,970	6,312,115
Wal-Mart Stores, Inc.	311,845	17,338,582
		35,685,844
FOOD PRODUCTS ― 2.3%
ConAgra Foods, Inc.	412,491	10,341,149
Corn Products International, Inc.	47,840	1,658,135
Del Monte Foods Co.	304,277	4,442,444
Dole Food Co., Inc.(1)	214,731	2,544,562
Fresh Del Monte Produce, Inc.(1)	18,107	366,667
General Mills, Inc.	562	39,784
Hershey Co. (The)	9,165	392,354
J.M. Smucker Co. (The)	52,739	3,178,052
Kraft Foods, Inc., Class A	168,690	5,101,186
Lancaster Colony Corp.	25,626	1,510,909
Mead Johnson Nutrition Co.	51,339	2,671,168
Smithfield Foods, Inc.(1)	161,438	3,348,224
Tyson Foods, Inc., Class A	574,806	11,007,535
		46,602,169
GAS UTILITIES ― 0.2%
ONEOK, Inc.	45,276	2,066,849
UGI Corp.	41,674	1,106,028
		3,172,877
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.2%
Becton, Dickinson & Co.	37,341	2,939,857
C.R. Bard, Inc.	136,391	11,814,188
Hospira, Inc.(1)	15,461	875,866
Medtronic, Inc.	104,125	4,688,749
STERIS Corp.	133,897	4,506,973
		24,825,633
HEALTH CARE PROVIDERS & SERVICES ― 3.6%
Cardinal Health, Inc.	447,225	16,113,517
Centene Corp.(1)	126,187	3,033,535
Coventry Health Care, Inc.(1)	397,433	9,824,544
Henry Schein, Inc.(1)	3,685	217,046
Humana, Inc.(1)	333,884	15,615,755
Magellan Health Services, Inc.(1)	57,900	2,517,492
Medco Health Solutions, Inc.(1)	128,987	8,327,401
UnitedHealth Group, Inc.	287,129	9,380,504
WellPoint, Inc.(1)	155,118	9,986,497
		75,016,291
HOTELS, RESTAURANTS & LEISURE ― 0.8%
McDonald's Corp.	112,753	7,522,880
Panera Bread Co., Class A(1)	104,158	7,967,045
Starbucks Corp.(1)	67,843	1,646,550
		17,136,475
HOUSEHOLD DURABLES ― 1.1%
American Greetings Corp., Class A	132,025	2,751,401
D.R. Horton, Inc.	217,712	2,743,171
Harman International Industries, Inc.(1)	86,962	4,068,082

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

NVR, Inc.(1)	13,025	$ 9,462,663
Ryland Group, Inc.	120,726	2,709,091
		21,734,408
HOUSEHOLD PRODUCTS ― 2.3%
Colgate-Palmolive Co.	49,500	4,220,370
Kimberly-Clark Corp.	141,248	8,881,674
Procter & Gamble Co. (The)	531,010	33,597,003
		46,699,047
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.4%
Constellation Energy Group, Inc.	529,021	18,573,927
Mirant Corp.(1)	533,803	5,797,101
NRG Energy, Inc.(1)	237,120	4,955,808
		29,326,836
INDUSTRIAL CONGLOMERATES ― 1.8%
3M Co.	140,902	11,775,180
Carlisle Cos., Inc.	235,597	8,976,246
General Electric Co.	857,426	15,605,153
		36,356,579
INSURANCE ― 4.3%
ACE Ltd.	69,427	3,631,032
Allied World Assurance Co. Holdings Ltd.	116,818	5,239,287
Allstate Corp. (The)	23,260	751,531
American Financial Group, Inc.	383,970	10,923,947
American International Group, Inc.(1)	27,424	936,255
Aspen Insurance Holdings Ltd.	81,845	2,360,410
Berkshire Hathaway, Inc., Class B(1)	72,811	5,917,350
Chubb Corp. (The)	110,377	5,723,047
CNA Financial Corp.(1)	91,163	2,435,875
Conseco, Inc.(1)	138,934	864,170
Delphi Financial Group, Inc., Class A	34,937	879,015
Endurance Specialty Holdings Ltd.	140,147	5,206,461
Genworth Financial, Inc., Class A(1)	53,002	972,057
Hartford Financial Services Group, Inc. (The)	27,779	789,479
Horace Mann Educators Corp.	56,976	858,059
Loews Corp.	19,346	721,219
MetLife, Inc.	19,235	833,645
Old Republic International Corp.	66,732	846,162
Principal Financial Group, Inc.	29,053	848,638
Protective Life Corp.	39,485	868,275
Prudential Financial, Inc.	349,530	21,146,565
Reinsurance Group of America, Inc.	14,539	763,588
Transatlantic Holdings, Inc.	14,065	742,632
Travelers Cos., Inc. (The)	266,598	14,380,296
WR Berkley Corp.	28,616	746,591
		89,385,586
INTERNET & CATALOG RETAIL ― 0.7%
Amazon.com, Inc.(1)	51,615	7,005,704
Netflix, Inc.(1)	102,029	7,523,618
		14,529,322
INTERNET SOFTWARE & SERVICES ― 1.8%
AOL, Inc.(1)	169,194	4,277,224
EarthLink, Inc.	310,110	2,648,339

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Google, Inc., Class A(1)	54,778	$ 31,059,674
		37,985,237
IT SERVICES ― 4.0%
Acxiom Corp.(1)	60,016	1,076,687
Automatic Data Processing, Inc.	309,591	13,767,512
Convergys Corp.(1)	637,309	7,813,408
Global Payments, Inc.	78,249	3,564,242
International Business Machines Corp.	335,533	43,032,107
NeuStar, Inc., Class A(1)	54,418	1,371,334
Western Union Co. (The)	552,822	9,375,861
Wright Express Corp.(1)	59,661	1,796,989
		81,798,140
LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Polaris Industries, Inc.	96,065	4,914,685
LIFE SCIENCES TOOLS & SERVICES ― 0.9%
Bruker Corp.(1)	448,969	6,577,396
Millipore Corp.(1)	113,400	11,975,040
		18,552,436
MACHINERY ― 1.8%
Briggs & Stratton Corp.	150,539	2,935,511
Caterpillar, Inc.	51,450	3,233,632
Cummins, Inc.	109,397	6,777,144
Graco, Inc.	83,308	2,665,856
Lincoln Electric Holdings, Inc.	24,878	1,351,622
Manitowoc Co., Inc. (The)	152,697	1,985,061
Mueller Industries, Inc.	103,396	2,769,979
Oshkosh Corp.(1)	46,687	1,883,354
Timken Co.	268,298	8,051,623
WABCO Holdings, Inc.(1)	153,058	4,579,495
		36,233,277
MEDIA ― 2.2%
CBS Corp., Class B	19,015	265,069
Comcast Corp., Class A	1,024,771	19,286,190
Gannett Co., Inc.	51,293	847,361
Scholastic Corp.	84,627	2,369,556
Time Warner, Inc.	638,297	19,959,547
Walt Disney Co. (The)	60,236	2,102,839
		44,830,562
METALS & MINING ― 1.4%
Commercial Metals Co.	174,522	2,628,301
Freeport-McMoRan Copper & Gold, Inc.	54,048	4,515,170
Newmont Mining Corp.	152,731	7,778,590
Reliance Steel & Aluminum Co.	172,381	8,486,317
Worthington Industries, Inc.	351,662	6,080,236
		29,488,614
MULTILINE RETAIL ― 0.8%
Big Lots, Inc.(1)	23,421	852,993
Dillard's, Inc., Class A	153,790	3,629,444
Dollar Tree, Inc.(1)	64,843	3,840,002
Family Dollar Stores, Inc.	98,213	3,595,578
Macy's, Inc.	161,375	3,513,134

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Sears Holdings Corp.(1)	8,765	$ 950,389
		16,381,540
MULTI-INDUSTRY ― 0.4%
Financial Select Sector SPDR Fund	558,574	8,920,427
MULTI-UTILITIES ― 2.0%
DTE Energy Co.	197,480	8,807,608
Integrys Energy Group, Inc.	375,758	17,803,414
NiSource, Inc.	120,890	1,910,062
Public Service Enterprise Group, Inc.	411,330	12,142,462
		40,663,546
OFFICE ELECTRONICS ― 0.2%
Xerox Corp.	443,609	4,325,188
OIL, GAS & CONSUMABLE FUELS ― 8.2%
Anadarko Petroleum Corp.	98,325	7,161,010
Apache Corp.	98,270	9,974,405
Canadian Natural Resources Ltd.	106,432	7,880,225
Chevron Corp.	309,552	23,473,328
Cimarex Energy Co.	74,168	4,404,096
ConocoPhillips	295,664	15,129,127
Exxon Mobil Corp.	974,117	65,246,357
Murphy Oil Corp.	126,640	7,115,902
Occidental Petroleum Corp.	160,803	13,594,286
Peabody Energy Corp.	140,405	6,416,508
Tesoro Corp.	3,878	53,904
World Fuel Services Corp.	334,369	8,907,590
		169,356,738
PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co.	165,179	4,065,055
PHARMACEUTICALS ― 5.4%
Abbott Laboratories	266,844	14,057,342
Eli Lilly & Co.	641,244	23,225,858
Endo Pharmaceuticals Holdings, Inc.(1)	261,486	6,194,603
Forest Laboratories, Inc.(1)	307,848	9,654,113
Johnson & Johnson	696,608	45,418,842
King Pharmaceuticals, Inc.(1)	505,223	5,941,422
Merck & Co., Inc.	44,011	1,643,811
Pfizer, Inc.	270,597	4,640,739
Valeant Pharmaceuticals International(1)	20,928	898,020
		111,674,750
PROFESSIONAL SERVICES(2)
Manpower, Inc.	13,870	792,254
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.0%
Annaly Capital Management, Inc.	41,025	704,810
CBL & Associates Properties, Inc.	68,437	937,587
Duke Realty Corp.	57,903	717,997
Public Storage	9,892	909,965
Simon Property Group, Inc.	19,682	1,651,320
SPDR Dow Jones REIT Fund	311,211	16,730,703
		21,652,382
ROAD & RAIL ― 0.8%
CSX Corp.	75,806	3,858,525
Norfolk Southern Corp.	69,580	3,888,826

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Union Pacific Corp.	118,209	$ 8,664,720
		16,412,071
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.7%
Broadcom Corp., Class A	259,885	8,622,984
Integrated Device Technology, Inc.(1)	413,098	2,532,291
Intel Corp.	826,494	18,397,756
LSI Corp.(1)	683,918	4,185,578
Marvell Technology Group Ltd.(1)	60,495	1,232,888
RF Micro Devices, Inc.(1)	620,050	3,087,849
Skyworks Solutions, Inc.(1)	357,779	5,581,352
Tessera Technologies, Inc.(1)	60,748	1,231,969
Texas Instruments, Inc.	405,118	9,913,238
Xilinx, Inc.	78,275	1,996,013
		56,781,918
SOFTWARE ― 4.5%
ACI Worldwide, Inc.(1)	50,019	1,030,891
Cadence Design Systems, Inc.(1)	424,398	2,826,491
Fair Isaac Corp.	114,423	2,899,479
Intuit, Inc.(1)	453,113	15,559,900
Mentor Graphics Corp.(1)	316,831	2,540,985
Microsoft Corp.	1,380,189	40,398,132
Oracle Corp.	432,174	11,102,550
Quest Software, Inc.(1)	65,127	1,158,609
Rovi Corp.(1)	52	1,931
Sybase, Inc.(1)	171,310	7,986,472
Symantec Corp.(1)	244,255	4,132,795
Synopsys, Inc.(1)	128,090	2,865,373
		92,503,608
SPECIALTY RETAIL ― 2.3%
AutoZone, Inc.(1)	7,771	1,345,082
Barnes & Noble, Inc.	142,602	3,083,055
Gap, Inc. (The)	426,097	9,847,102
Home Depot, Inc. (The)	16,161	522,808
PetSmart, Inc.	46,593	1,489,112
Rent-A-Center, Inc.(1)	130,683	3,090,653
Ross Stores, Inc.	273,617	14,630,301
Sherwin-Williams Co. (The)	57,479	3,890,179
Williams-Sonoma, Inc.	335,824	8,828,813
		46,727,105
TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Jones Apparel Group, Inc.	207,051	3,938,110
THRIFTS & MORTGAGE FINANCE ― 0.1%
MGIC Investment Corp.(1)	72,607	796,499
Ocwen Financial Corp.(1)	74,665	828,035
		1,624,534
TOBACCO ― 1.2%
Altria Group, Inc.	103,379	2,121,337
Philip Morris International, Inc.	448,874	23,413,268
		25,534,605
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
WESCO International, Inc.(1)	88,775	3,081,380

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount/Shares	Value

WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Sprint Nextel Corp.(1)	716,712	$ 2,723,506
TOTAL COMMON STOCKS
(Cost $1,753,176,045)		2,055,160,405
TEMPORARY CASH INVESTMENTS — 0.1%
FHLB Discount Notes, 0.001%, 4/1/10(3)	$1,000,000	1,000,000

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	18,084	18,084
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,018,084)		1,018,084
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,754,194,129)		2,056,178,489
OTHER ASSETS AND LIABILITIES — 0.3%		6,802,478
TOTAL NET ASSETS — 100.0%		$2,062,980,967

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.
(3)	The rate indicated is the yield to maturity at purchase.

Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$2,055,160,405	–	–
Temporary Cash Investments	18,084	$1,000,000	–
Total Value of Investment Securities	$2,055,178,489	$1,000,000	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,787,255,503
Gross tax appreciation of investments	$ 319,605,545
Gross tax depreciation of investments	(50,682,559)
Net tax appreciation (depreciation) of investments	$ 268,922,986

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

March 31, 2010

Global Gold – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS & WARRANTS — 99.8%
AUSTRALIA ― 5.1%
Andean Resources Ltd.(1)	1,986,900	$ 5,008,087
Centamin Egypt Ltd.(1)	2,989,300	6,298,530
CGA Mining Ltd.(1)	2,379,741	4,662,713
Lihir Gold Ltd.	11,450,197	31,837,038
Sirius Resources NL(1)	166,666	1,071
		47,807,439
CANADA ― 65.9%
Agnico-Eagle Mines Ltd.	129,027	7,208,184
Agnico-Eagle Mines Ltd. New York Shares	437,700	24,366,759
Alamos Gold, Inc.(1)	519,400	6,939,652
Anatolia Minerals Development Ltd.(1)	1,349,900	5,755,001
Aurizon Mines Ltd.(1)	1,314,600	6,186,962
Barrick Gold Corp.	3,239,712	124,210,558
Centerra Gold, Inc.(1)	547,400	7,168,237
Clifton Star Resources, Inc.(1)	329,700	1,918,502
Comaplex Minerals Corp.(1)	1,515,400	11,936,395
Detour Gold Corp.(1)	627,701	11,724,007
East Asia Minerals Corp.(1)	367,400	2,022,120
Eldorado Gold Corp.(1)	2,809,400	34,106,141
Exeter Resource Corp.(1)	178,300	1,092,979
Extorre Gold Mines Ltd.(1)	178,300	363,394
Franco-Nevada Corp.	358,000	9,605,179
Gammon Gold, Inc.(1)	371,000	2,655,610
GBS Gold International, Inc.(1)	347,300	1,710
Gleichen Resources Ltd.(1)	5,286,190	5,517,020
Gleichen Resources Ltd. Warrants(1)	1,321,547	390,355
Goldcorp, Inc.	2,392,976	89,414,108
Goldcorp, Inc. New York Shares	30,000	1,116,600
Golden Star Resources Ltd.(1)	1,116,500	4,276,262
Golden Star Resources Ltd. New York Shares(1)	525,000	2,031,750
Great Basin Gold Ltd.(1)	1,173,200	1,998,362
Greystar Resources Ltd.(1)	1,279,000	8,248,363
IAMGOLD Corp.	2,063,719	27,430,913
Ivanhoe Mines Ltd.(1)	426,700	7,457,220
Jaguar Mining, Inc.(1)	362,000	3,332,546
Kinross Gold Corp.	1,615,306	27,625,526
Kinross Gold Corp. New York Shares	308,457	5,271,530
Lake Shore Gold Corp.(1)	662,900	1,644,767
MAG Silver Corp.(1)	455,900	3,456,338
Minefinders Corp. Ltd.(1)	606,000	5,602,658
Nevsun Resources Ltd.(1)	1,200,000	3,568,158
New Gold, Inc.(1)	3,323,900	14,301,623
Northgate Minerals Corp.(1)	1,395,400	4,190,390
Osisko Mining Corp.(1)	1,425,700	12,423,025
Pan American Silver Corp.	407,900	9,442,885
Red Back Mining, Inc.(1)	441,600	9,022,006
Rubicon Minerals Corp.(1)	203,800	778,560
San Gold Corp.(1)	906,900	2,821,645
Seabridge Gold, Inc.(1)	107,400	2,616,264

Global Gold – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

SEMAFO, Inc.(1)	2,013,800	$ 11,222,476
Silver Standard Resources, Inc.(1)	243,100	4,324,749
Silver Wheaton Corp.(1)	2,870,300	45,006,304
Ventana Gold Corp.(1)	700,200	6,480,461
Wesdome Gold Mines Ltd.	1,554,400	3,168,028
Yamana Gold, Inc.	2,859,542	28,295,571
Yamana Gold, Inc. New York Shares	424,781	4,184,093
		613,921,946
PERU ― 3.8%
Compania de Minas Buenaventura SA ADR	1,142,600	35,386,322
SOUTH AFRICA ― 9.4%
AngloGold Ashanti Ltd.	493,102	18,736,152
AngloGold Ashanti Ltd. ADR	593,976	22,541,389
Gold Fields Ltd.	2,319,910	29,293,852
Harmony Gold Mining Co. Ltd.	1,769,850	16,747,970
		87,319,363
SWEDEN(2)
ScanMining AB(1)	325,900	–
UNITED KINGDOM ― 6.2%
African Barrick Gold Ltd.(1)	650,000	5,755,498
Fresnillo plc	490,703	6,314,563
Randgold Resources Ltd. ADR	588,300	45,199,089
		57,269,150
UNITED STATES ― 9.4%
Coeur d'Alene Mines Corp.(1)	98,259	1,471,920
Hecla Mining Co.(1)	149,100	815,577
Newmont Mining Corp.	1,363,914	69,464,140
Royal Gold, Inc.	345,000	15,942,450
		87,694,087
TOTAL COMMON STOCKS & WARRANTS
(Cost $418,402,063)		929,398,307
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	84,027	84,027

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S Treasury obligations, 3.125%, 1/31/17, valued at $2,866,384), in a joint trading account at 0.01%, dated 3/31/10, due 4/1/10 (Delivery value $2,800,001)		2,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,884,027)		2,884,027
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $421,286,090)		932,282,334
OTHER ASSETS AND LIABILITIES — (0.1)%		(638,513)
TOTAL NET ASSETS — 100.0%		$931,643,821

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Global Gold – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 87,694,087	–	–
Foreign Common Stocks	326,791,271	$514,912,949	–
Temporary Cash Investments	84,027	2,800,000	–
Total Value of Investment Securities	$ 414,569,385	$517,712,949	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 431,852,759
Gross tax appreciation of investments	$ 505,626,728
Gross tax depreciation of investments	(5,197,153)
Net tax appreciation (depreciation) of investments	$ 500,429,575

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

March 31, 2010

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE ― 2.4%
Cubic Corp.	18,894	$ 680,184
General Dynamics Corp.	120,450	9,298,740
Honeywell International, Inc.	85,420	3,866,963
Lockheed Martin Corp.	29,049	2,417,458
Northrop Grumman Corp.	337,840	22,152,169
Raytheon Co.	74,317	4,244,987
		42,660,501
AIR FREIGHT & LOGISTICS ― 0.4%
FedEx Corp.	35,005	3,269,467
United Parcel Service, Inc., Class B	59,050	3,803,410
		7,072,877
AUTO COMPONENTS ― 0.2%
Goodyear Tire & Rubber Co. (The)(1)	49,255	622,583
TRW Automotive Holdings Corp.(1)	120,245	3,436,602
		4,059,185
AUTOMOBILES ― 0.3%
Ford Motor Co.(1)	361,229	4,540,649
BEVERAGES ― 0.2%
Coca-Cola Co. (The)	6,207	341,385
Coca-Cola Enterprises, Inc.	131,962	3,650,069
		3,991,454
BIOTECHNOLOGY ― 1.8%
Amgen, Inc.(1)	448,808	26,820,766
Biogen Idec, Inc.(1)	21,022	1,205,822
Cephalon, Inc.(1)	9,610	651,366
Cubist Pharmaceuticals, Inc.(1)	110,285	2,485,824
Talecris Biotherapeutics Holdings Corp.(1)	84,836	1,689,933
		32,853,711
CAPITAL MARKETS ― 2.0%
American Capital Ltd.(1)	51,677	262,519
Apollo Investment Corp.	131,971	1,679,991
Bank of New York Mellon Corp. (The)	213,312	6,587,075
BlackRock, Inc.	11,182	2,434,992
Blackstone Group LP (The)	47,768	668,752
E*TRADE Financial Corp.(1)	381,508	629,488
Federated Investors, Inc., Class B	12,259	323,392
Goldman Sachs Group, Inc. (The)	78,790	13,443,938
Investment Technology Group, Inc.(1)	21,619	360,821
Janus Capital Group, Inc.	54,581	779,963
Legg Mason, Inc.	15,329	439,482
Morgan Stanley	113,366	3,320,490
TD Ameritrade Holding Corp.(1)	274,080	5,223,965
		36,154,868
CHEMICALS ― 2.6%
Ashland, Inc.	285,256	15,052,959
Cabot Corp.	59,253	1,801,291
CF Industries Holdings, Inc.	41,945	3,824,545
Cytec Industries, Inc.	15,352	717,553
E.I. du Pont de Nemours & Co.	406,041	15,120,967

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Huntsman Corp.	174,437	$ 2,101,966
Minerals Technologies, Inc.	24,895	1,290,557
OM Group, Inc.(1)	144,624	4,899,861
Valspar Corp.	82,159	2,422,047
		47,231,746
COMMERCIAL BANKS ― 3.4%
BB&T Corp.	22,862	740,500
Canadian Imperial Bank of Commerce	81,584	5,955,632
CapitalSource, Inc.	343,915	1,922,485
Cathay General Bancorp.	44,844	522,433
Fifth Third Bancorp.	189,722	2,578,322
First Horizon National Corp.(1)	48,191	677,086
Huntington Bancshares, Inc.	212,482	1,141,028
Marshall & Ilsley Corp.	92,159	741,880
PNC Financial Services Group, Inc.	18,676	1,114,957
Regions Financial Corp.	98,958	776,820
Royal Bank of Canada	50,649	2,955,369
SunTrust Banks, Inc.	19,797	530,362
Synovus Financial Corp.	231,092	760,293
TCF Financial Corp.	30,379	484,241
Toronto-Dominion Bank (The)	97,555	7,275,652
U.S. Bancorp.	520,535	13,471,446
Wells Fargo & Co.	591,699	18,413,673
Wilmington Trust Corp.	45,206	749,064
Zions Bancorp.	35,899	783,316
		61,594,559
COMMERCIAL SERVICES & SUPPLIES ― 0.7%
R.R. Donnelley & Sons Co.	575,118	12,278,769
COMMUNICATIONS EQUIPMENT ― 1.2%
ADC Telecommunications, Inc.(1)	260,545	1,904,584
Arris Group, Inc.(1)	208,979	2,509,838
Cisco Systems, Inc.(1)	505,353	13,154,339
CommScope, Inc.(1)	79,254	2,220,697
Motorola, Inc.(1)	94,279	661,838
QUALCOMM, Inc.	28,581	1,200,116
		21,651,412
COMPUTERS & PERIPHERALS ― 4.5%
Apple, Inc.(1)	113,795	26,733,859
Diebold, Inc.	27,332	868,064
EMC Corp.(1)	238,987	4,311,326
Hewlett-Packard Co.	556,575	29,581,961
Lexmark International, Inc., Class A(1)	31,343	1,130,856
Seagate Technology(1)	131,799	2,406,650
Synaptics, Inc.(1)	29,463	813,473
Western Digital Corp.(1)	401,041	15,636,589
		81,482,778
CONSTRUCTION & ENGINEERING ― 1.1%
EMCOR Group, Inc.(1)	559,157	13,772,037
Shaw Group, Inc. (The)(1)	195,911	6,743,257
		20,515,294
CONSUMER FINANCE ― 0.5%
American Express Co.	113,652	4,689,282

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

AmeriCredit Corp.(1)	96,249	$ 2,286,876
Cash America International, Inc.	12,091	477,353
Discover Financial Services	45,369	675,998
		8,129,509
CONTAINERS & PACKAGING ― 0.3%
Graphic Packaging Holding Co.(1)	641,460	2,315,671
Rock-Tenn Co., Class A	33,134	1,509,916
Temple-Inland, Inc.	35,049	716,051
		4,541,638
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Apollo Group, Inc., Class A(1)	6,304	386,372
Corinthian Colleges, Inc.(1)	58,665	1,031,917
		1,418,289
DIVERSIFIED FINANCIAL SERVICES ― 4.3%
Bank of America Corp.	1,668,861	29,789,169
Citigroup, Inc.(1)	1,404,728	5,689,148
CME Group, Inc.	15,696	4,961,663
JPMorgan Chase & Co.	821,681	36,770,225
		77,210,205
DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.6%
AT&T, Inc.	1,306,033	33,747,893
Qwest Communications International, Inc.	850,786	4,441,103
Verizon Communications, Inc.	878,598	27,254,110
		65,443,106
ELECTRIC UTILITIES ― 1.6%
Edison International	190,183	6,498,553
Entergy Corp.	26,891	2,187,583
Exelon Corp.	123,521	5,411,455
FPL Group, Inc.	322,212	15,572,506
		29,670,097
ELECTRICAL EQUIPMENT ― 0.8%
Acuity Brands, Inc.	4,585	193,533
Brady Corp., Class A	85,584	2,663,374
Emerson Electric Co.	182,943	9,209,351
General Cable Corp.(1)	26,709	721,143
Rockwell Automation, Inc.	14,525	818,629
		13,606,030
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.6%
Anixter International, Inc.(1)	50,650	2,372,952
Arrow Electronics, Inc.(1)	201,709	6,077,492
Avnet, Inc.(1)	116,946	3,508,380
Celestica, Inc.(1)	1,118,720	12,227,610
SYNNEX Corp.(1)	22,242	657,474
Tech Data Corp.(1)	95,402	3,997,344
		28,841,252
ENERGY EQUIPMENT & SERVICES ― 0.4%
Complete Production Services, Inc.(1)	157,477	1,818,859
Ensco International plc ADR	35,650	1,596,407
National Oilwell Varco, Inc.	86,872	3,525,266
Willbros Group, Inc.(1)	32,833	394,324
		7,334,856

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING ― 1.5%
SUPERVALU, INC.	583,064	$ 9,725,508
Wal-Mart Stores, Inc.	325,949	18,122,764
		27,848,272
FOOD PRODUCTS ― 2.0%
ConAgra Foods, Inc.	12,828	321,598
Del Monte Foods Co.	493,035	7,198,311
Dole Food Co., Inc.(1)	186,566	2,210,807
Fresh Del Monte Produce, Inc.(1)	9,800	198,450
General Mills, Inc.	140,576	9,951,375
Kraft Foods, Inc., Class A	190,803	5,769,883
Sara Lee Corp.	54,053	752,958
Smithfield Foods, Inc.(1)	99,068	2,054,671
Tyson Foods, Inc., Class A	423,342	8,106,999
		36,565,052
GAS UTILITIES(2)
UGI Corp.	21,024	557,977
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.3%
Becton, Dickinson & Co.	207,060	16,301,834
Boston Scientific Corp.(1)	358,897	2,591,236
Hill-Rom Holdings, Inc.	161,332	4,389,844
		23,282,914
HEALTH CARE PROVIDERS & SERVICES ― 2.0%
Cardinal Health, Inc.	12,459	448,898
Centene Corp.(1)	76,392	1,836,464
Coventry Health Care, Inc.(1)	543,123	13,426,000
Humana, Inc.(1)	104,258	4,876,147
WellPoint, Inc.(1)	240,122	15,459,054
		36,046,563
HOTELS, RESTAURANTS & LEISURE ― 1.3%
McDonald's Corp.	219,281	14,630,428
Panera Bread Co., Class A(1)	3,868	295,864
Wyndham Worldwide Corp.	322,515	8,298,311
		23,224,603
HOUSEHOLD DURABLES ― 0.9%
American Greetings Corp., Class A	115,405	2,405,040
Blyth, Inc.	8,878	277,437
D.R. Horton, Inc.	133,643	1,683,902
Garmin Ltd.	35,688	1,373,274
KB Home	38,553	645,763
NVR, Inc.(1)	9,720	7,061,580
Ryland Group, Inc.	102,393	2,297,699
Whirlpool Corp.	7,663	668,597
		16,413,292
HOUSEHOLD PRODUCTS ― 2.7%
Kimberly-Clark Corp.	270,276	16,994,955
Procter & Gamble Co. (The)	488,828	30,928,147
		47,923,102
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.0%
Constellation Energy Group, Inc.	474,501	16,659,730
NRG Energy, Inc.(1)	76,042	1,589,278
		18,249,008

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

INDUSTRIAL CONGLOMERATES ― 2.1%
3M Co.	58,470	$ 4,886,338
Carlisle Cos., Inc.	227,780	8,678,418
General Electric Co.	1,372,360	24,976,952
		38,541,708
INSURANCE ― 4.5%
ACE Ltd.	223,271	11,677,073
Allied World Assurance Co. Holdings Ltd.	17,307	776,219
Allstate Corp. (The)	20,801	672,080
American Financial Group, Inc.	217,236	6,180,364
American International Group, Inc.(1)	23,734	810,279
Aspen Insurance Holdings Ltd.	270,876	7,812,064
Axis Capital Holdings Ltd.	98,524	3,079,860
Berkshire Hathaway, Inc., Class B(1)	69,215	5,625,103
Conseco, Inc.(1)	122,954	764,774
Delphi Financial Group, Inc., Class A	30,600	769,896
Endurance Specialty Holdings Ltd.	46,672	1,733,865
Genworth Financial, Inc., Class A(1)	45,682	837,808
Hartford Financial Services Group, Inc. (The)	25,141	714,507
Horace Mann Educators Corp.	49,536	746,012
Loews Corp.	17,453	650,648
MetLife, Inc.	90,166	3,907,795
Old Republic International Corp.	59,637	756,197
Principal Financial Group, Inc.	293,233	8,565,336
Protective Life Corp.	35,140	772,729
Prudential Financial, Inc.	288,585	17,459,393
Reinsurance Group of America, Inc.	13,262	696,520
Transatlantic Holdings, Inc.	12,693	670,190
Travelers Cos., Inc. (The)	105,028	5,665,210
WR Berkley Corp.	25,621	668,452
		82,012,374
INTERNET & CATALOG RETAIL ― 0.2%
Netflix, Inc.(1)	44,102	3,252,081
INTERNET SOFTWARE & SERVICES ― 1.3%
AOL, Inc.(1)	145,038	3,666,561
EarthLink, Inc.	269,339	2,300,155
Google, Inc., Class A(1)	30,043	17,034,681
		23,001,397
IT SERVICES ― 5.3%
Accenture plc, Class A	398,467	16,715,691
Acxiom Corp.(1)	59,328	1,064,344
Automatic Data Processing, Inc.	408,417	18,162,304
Computer Sciences Corp.(1)	169,188	9,219,054
Convergys Corp.(1)	352,628	4,323,219
International Business Machines Corp.	345,654	44,330,125
Western Union Co. (The)	50,276	852,681
Wright Express Corp.(1)	26,464	797,096
		95,464,514
MACHINERY ― 2.3%
Briggs & Stratton Corp.	92,215	1,798,192
Caterpillar, Inc.	125,851	7,909,735
Chart Industries, Inc.(1)	17,224	344,480

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Cummins, Inc.	32,088	$ 1,987,852
Eaton Corp.	129,480	9,810,700
Manitowoc Co., Inc. (The)	67,733	880,529
Mueller Industries, Inc.	72,014	1,929,255
Oshkosh Corp.(1)	97,393	3,928,834
Parker-Hannifin Corp.	104,720	6,779,573
Timken Co.	154,735	4,643,597
Trinity Industries, Inc.	49,603	990,076
		41,002,823
MEDIA ― 2.8%
Comcast Corp., Class A	687,678	12,942,100
Gannett Co., Inc.	430,480	7,111,530
Harte-Hanks, Inc.	54,818	704,959
Scholastic Corp.	73,638	2,061,864
Time Warner, Inc.	591,453	18,494,735
Walt Disney Co. (The)	241,570	8,433,209
		49,748,397
METALS & MINING ― 0.6%
Commercial Metals Co.	144,669	2,178,715
Reliance Steel & Aluminum Co.	114,199	5,622,017
Worthington Industries, Inc.	216,601	3,745,031
		11,545,763
MULTILINE RETAIL ― 0.7%
Big Lots, Inc.(1)	57,276	2,085,992
Dillard's, Inc., Class A	125,434	2,960,242
Dollar Tree, Inc.(1)	21,558	1,276,665
Family Dollar Stores, Inc.	134,104	4,909,547
Macy's, Inc.	98,775	2,150,332
		13,382,778
MULTI-INDUSTRY ― 0.2%
Financial Select Sector SPDR Fund	204,524	3,266,248
MULTI-UTILITIES ― 1.3%
DTE Energy Co.	198,325	8,845,295
Integrys Energy Group, Inc.	182,382	8,641,259
NiSource, Inc.	96,208	1,520,087
Public Service Enterprise Group, Inc.	164,795	4,864,748
		23,871,389
OFFICE ELECTRONICS ― 0.1%
Xerox Corp.	249,606	2,433,658
OIL, GAS & CONSUMABLE FUELS ― 9.6%
Chevron Corp.	540,361	40,975,575
ConocoPhillips	311,127	15,920,368
Exxon Mobil Corp.	960,764	64,351,973
Hess Corp.	66,335	4,149,254
Murphy Oil Corp.	228,340	12,830,425
Occidental Petroleum Corp.	337,210	28,507,733
Williams Cos., Inc. (The)	80,847	1,867,566
World Fuel Services Corp.	176,736	4,708,247
		173,311,141
PAPER & FOREST PRODUCTS ― 0.3%
Domtar Corp.(1)	27,136	1,747,830

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

International Paper Co.	127,320	$ 3,133,345
		4,881,175
PERSONAL PRODUCTS ― 0.4%
Estee Lauder Cos., Inc. (The), Class A	114,501	7,427,680
PHARMACEUTICALS ― 7.3%
Bristol-Myers Squibb Co.	731,863	19,540,742
Eli Lilly & Co.	654,953	23,722,398
Endo Pharmaceuticals Holdings, Inc.(1)	108,069	2,560,154
Forest Laboratories, Inc.(1)	74,383	2,332,651
Johnson & Johnson	717,271	46,766,069
King Pharmaceuticals, Inc.(1)	182,226	2,142,978
Pfizer, Inc.	2,031,687	34,843,432
		131,908,424
PROFESSIONAL SERVICES ― 0.1%
Manpower, Inc.	21,160	1,208,659
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.7%
Annaly Capital Management, Inc.	128,074	2,200,311
Capstead Mortgage Corp.	16,139	193,023
CBL & Associates Properties, Inc.	60,412	827,644
Duke Realty Corp.	53,737	666,339
Equity Residential	6,589	257,959
Hatteras Financial Corp.	7,884	203,171
HRPT Properties Trust	21,062	163,862
Public Storage	43,738	4,023,459
Redwood Trust, Inc.	14,341	221,138
Simon Property Group, Inc.	52,532	4,407,435
Vornado Realty Trust	2,286	173,050
		13,337,391
ROAD & RAIL ― 1.2%
CSX Corp.	144,809	7,370,778
Union Pacific Corp.	198,944	14,582,595
		21,953,373
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.6%
Amkor Technology, Inc.(1)	538,915	3,810,129
Broadcom Corp., Class A	131,709	4,370,105
Integrated Device Technology, Inc.(1)	366,372	2,245,860
Intel Corp.	1,199,483	26,700,492
LSI Corp.(1)	1,118,351	6,844,308
Maxim Integrated Products, Inc.	100,205	1,942,975
Micron Technology, Inc.(1)	72,449	752,745
RF Micro Devices, Inc.(1)	528,066	2,629,769
Texas Instruments, Inc.	357,269	8,742,372
Xilinx, Inc.	275,566	7,026,933
		65,065,688
SOFTWARE ― 3.9%
ACI Worldwide, Inc.(1)	59,905	1,234,642
Cadence Design Systems, Inc.(1)	374,237	2,492,418
Electronic Arts, Inc.(1)	39,041	728,505
Fair Isaac Corp.	99,464	2,520,418
Mentor Graphics Corp.(1)	269,640	2,162,513
Microsoft Corp.	1,263,770	36,990,548
Oracle Corp.	475,635	12,219,063

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Sybase, Inc.(1)	36,316	$ 1,693,052
Symantec Corp.(1)	443,302	7,500,670
Synopsys, Inc.(1)	147,343	3,296,063
		70,837,892
SPECIALTY RETAIL ― 2.4%
AnnTaylor Stores Corp.(1)	95,373	1,974,221
Barnes & Noble, Inc.	132,348	2,861,364
Gap, Inc. (The)	789,123	18,236,632
Home Depot, Inc. (The)	60,702	1,963,710
OfficeMax, Inc.(1)	41,307	678,261
Rent-A-Center, Inc.(1)	376,024	8,892,968
Ross Stores, Inc.	161,050	8,611,343
Williams-Sonoma, Inc.	13,382	351,813
		43,570,312
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
Jones Apparel Group, Inc.	381,342	7,253,125
Timberland Co. (The), Class A(1)	59,750	1,275,065
		8,528,190
THRIFTS & MORTGAGE FINANCE ― 0.1%
MGIC Investment Corp.(1)	59,041	647,680
Ocwen Financial Corp.(1)	63,966	709,383
		1,357,063
TOBACCO ― 1.0%
Philip Morris International, Inc.	86,700	4,522,272
Reynolds American, Inc.	239,831	12,946,077
		17,468,349
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
WESCO International, Inc.(1)	76,407	2,652,087
WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
Sprint Nextel Corp.(1)	982,310	3,732,778
TOTAL COMMON STOCKS
(Cost $1,481,620,618)		1,797,156,900
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	42,650	42,650
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 1/31/17, valued at $5,573,070), in a joint trading account at 0.01%, dated 3/31/10, due 4/1/10 (Delivery value $5,444,002)		5,444,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,486,650)		5,486,650
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 0.1%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 1/31/17, valued at $2,207,116), in a joint trading account at 0.01%, dated 3/31/10, due 4/1/10 (Delivery value $2,156,001) (Cost $2,156,000)		2,156,000
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $1,489,263,268)		1,804,799,550
OTHER ASSETS AND LIABILITIES — 0.1%		1,781,853
TOTAL NET ASSETS — 100.0%		$1,806,581,403

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
37	S&P 500 E-Mini Futures	June 2010	$2,155,620	$54,147

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

Income & Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,797,156,900	–	–
Temporary Cash Investments	42,650	$7,600,000	–
Total Value of Investment Securities	$1,797,199,550	$7,600,000	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$54,147	–	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,523,804,017
Gross tax appreciation of investments	$ 358,659,648
Gross tax depreciation of investments	(77,664,115)
Net tax appreciation (depreciation) of investments	$ 280,995,533

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

March 31, 2010

International Core Equity – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS & WARRANTS — 99.5%
AUSTRALIA ― 7.2%
Australia & New Zealand Banking Group Ltd.	424	$ 9,867
Bank of Queensland Ltd.	1,312	14,195
Bendigo and Adelaide Bank Ltd.	1,220	11,192
BHP Billiton Ltd.	1,353	54,121
Coca-Cola Amatil Ltd.	486	5,017
Commonwealth Bank of Australia	1,330	68,701
Fairfax Media Ltd.	6,746	11,143
Harvey Norman Holdings Ltd.	5,051	16,779
Macquarie Group Ltd.	8	347
MAp Group	5,224	14,813
Mount Gibson Iron Ltd.(1)	25,272	43,367
National Australia Bank Ltd.	1,282	32,375
Newcrest Mining Ltd.	1,025	30,870
Rio Tinto Ltd.	651	46,835
Telstra Corp. Ltd.	3,905	10,714
Wesfarmers Ltd.	801	23,367
Westpac Banking Corp.	430	10,985
		404,688
AUSTRIA ― 0.4%
Erste Group Bank AG	392	16,466
Voestalpine AG	114	4,612
		21,078
BELGIUM ― 2.0%
Delhaize Group SA	209	16,796
Dexia SA(1)	1,509	9,000
D'ieteren SA	90	45,584
KBC Groep NV(1)	703	34,045
Umicore	169	5,902
		111,327
CYPRUS ― 0.3%
Bank of Cyprus Public Co. Ltd.	2,213	13,988
DENMARK ― 1.7%
Carlsberg A/S B Shares	83	6,966
Danisco A/S	537	40,043
Novo Nordisk A/S B Shares	612	47,489
		94,498
FINLAND ― 0.6%
Nokia Oyj ADR	1,409	21,896
Pohjola Bank plc	1,191	13,384
		35,280
FRANCE ― 11.4%
AXA SA	1,181	26,272
BNP Paribas	808	62,053
Bouygues SA	244	12,266
Carrefour SA	598	28,822
Casino Guichard Perrachon SA	291	24,624
Christian Dior SA	141	15,041
Cie Generale de Geophysique-Veritas(1)	1,123	31,860
Credit Agricole SA	1,764	30,878

International Core Equity – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

France Telecom SA	1,124	$ 26,894
Nexans SA	535	45,603
Rhodia SA(1)	2,066	42,805
Sanofi-Aventis SA	724	53,969
Schneider Electric SA	250	29,323
SCOR SE	1,530	38,643
Societe Generale	280	17,610
Suez Environnement Co.	129	2,969
Total SA	891	51,723
Vallourec SA	138	27,828
Vilmorin & Cie	40	4,108
Vinci SA	495	29,173
Vivendi SA	1,480	39,609
		642,073
GERMANY ― 7.0%
Allianz SE	403	50,529
Aurubis AG	260	13,399
BASF SE	980	60,781
Bayer AG	350	23,674
Deutsche Bank AG	376	28,962
Deutsche Postbank AG(1)	254	8,150
Deutsche Telekom AG	1,913	25,928
E.ON AG	777	28,687
Hannover Rueckversicherung AG(1)	444	21,925
HeidelbergCement AG	218	12,161
Henkel AG & Co. KGaA	248	11,491
Metro AG	271	16,076
MTU Aero Engines Holding AG	253	14,719
Muenchener Rueckversicherungs-Gesellschaft AG	44	7,140
ProSiebenSat.1 Media AG Preference Shares	2,532	42,748
Siemens AG	246	24,637
		391,007
GREECE ― 0.8%
Alpha Bank AE(1)	1,353	12,810
Motor Oil Hellas Corinth Refineries SA	1,505	21,323
National Bank of Greece SA(1)	637	12,820
		46,953
HONG KONG ― 2.6%
BOC Hong Kong Holdings Ltd.	2,500	5,963
China Agri-Industries Holdings Ltd.	4,000	5,523
China Gas Holdings Ltd.	32,000	17,970
China Mengniu Dairy Co. Ltd.(1)	4,000	12,467
City Telecom HK Ltd.	24,000	19,196
Hang Lung Group Ltd.	1,000	5,306
Hopewell Highway Infrastructure Ltd.	200	136
Industrial & Commercial Bank of China (Asia) Ltd.	6,000	15,023
Kingboard Laminates Holdings Ltd.	36,000	31,390
Noble Group Ltd.	9,000	19,686

International Core Equity – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

VTech Holdings Ltd.	1,000	$ 10,819
		143,479
IRELAND ― 0.5%
Smurfit Kappa Group plc(1)	3,311	27,592
ITALY ― 3.7%
Banca Popolare di Milano Scarl	1,238	7,687
Enel SpA	7,663	42,849
ENI SpA	2,205	51,731
Indesit Co. SpA(1)	2,000	23,988
Mediaset SpA	673	5,781
Prysmian SpA	803	15,781
Telecom Italia SpA	11,483	16,533
UniCredit SpA(1)	14,520	42,900
		207,250
JAPAN ― 20.9%
Amada Co. Ltd.	2,000	16,772
Asahi Breweries Ltd.	600	11,250
Astellas Pharma, Inc.	500	18,104
Brother Industries Ltd.	2,400	29,008
Canon, Inc.	600	27,789
Capcom Co. Ltd.	900	17,001
Central Japan Railway Co.	2	15,232
Daito Trust Construction Co. Ltd.	300	14,472
Eisai Co. Ltd.	500	17,836
F.C.C. Co. Ltd.	1,100	21,826
FUJIFILM Holdings Corp.	700	24,110
Hitachi Ltd.(1)	5,000	18,665
Honda Motor Co. Ltd.	1,400	49,417
Hosiden Corp.	1,400	18,314
Idemitsu Kosan Co. Ltd.	200	15,146
ITOCHU Corp.	2,000	17,521
Japan Tobacco, Inc.	8	29,779
Jupiter Telecommunications Co. Ltd.	22	25,414
Kawasaki Kisen Kaisha Ltd.(1)	4,000	15,959
Konica Minolta Holdings, Inc.	3,000	35,009
Kyocera Corp.	200	19,489
Leopalace21 Corp.(1)	2,000	10,375
Marubeni Corp.	4,000	24,858
Mineba Co. Ltd.	5,000	30,431
Miraca Holdings, Inc.	800	24,388
Mitsubishi Corp.	1,800	47,171
Mitsubishi Tanabe Pharma Corp.	1,000	14,119
Mitsubishi UFJ Financial Group, Inc.	3,300	17,296
Mitsubishi UFJ Lease & Finance Co. Ltd.	190	6,910
Mitsui & Co. Ltd.	900	15,124
Mitsumi Electric Co. Ltd.	1,800	39,392
Nippon Electric Glass Co. Ltd.	2,000	28,174
Nippon Meat Packers, Inc.	1,000	12,654
Nippon Telegraph & Telephone Corp.	1,000	42,144
Nissan Motor Co. Ltd.(1)	4,300	36,841
NTT Data Corp.	5	16,660
NTT DoCoMo, Inc.	17	25,894

International Core Equity – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Seino Holdings Corp.	2,000	$ 14,247
Seven & I Holdings Co. Ltd.	1,000	24,163
Shinko Electric Industries Co. Ltd.	1,000	15,467
Sojitz Corp.	6,000	11,616
Sony Financial Holdings, Inc.	4	13,135
Stanley Electric Co. Ltd.	1,000	19,392
Sumitomo Heavy Industries Ltd.	1,000	6,022
Sumitomo Metal Mining Co. Ltd.	2,000	29,757
Sumitomo Mitsui Financial Group, Inc.	800	26,441
Suruga Bank Ltd.	1,000	8,942
Takata Corp.	1,100	28,191
Takeda Pharmaceutical Co. Ltd.	600	26,409
Tokyo Gas Co. Ltd.	2,000	8,814
Tokyo Steel Manufacturing Co. Ltd.	1,400	17,536
Toyo Engineering Corp.	5,000	19,200
Toyo Seikan Kaisha Ltd.	900	15,942
Toyota Motor Corp.	400	16,023
Toyota Tsusho Corp.	500	7,840
TV Asahi Corp.	11	16,708
		1,176,389
LIECHTENSTEIN ― 0.1%
Verwaltungs- und Privat-Bank AG	65	7,089
MEXICO ― 0.2%
Fresnillo plc	830	10,681
MULTI-NATIONAL ― 0.9%
Market Vectors - Gold Miners ETF	1,172	52,048
NETHERLANDS ― 3.6%
CSM	756	23,485
Heineken Holding NV	781	34,742
ING Groep NV CVA(1)	1,694	16,913
Koninklijke DSM NV	682	30,412
Koninklijke Philips Electronics NV	654	20,970
Royal Dutch Shell plc B Shares	1,694	46,670
Unilever NV CVA	993	30,036
		203,228
NORWAY ― 2.5%
Kongsberg Gruppen AS	1,400	25,676
Petroleum Geo-Services ASA(1)	2,772	36,311
Statoil ASA	341	7,895
Telenor ASA(1)	812	11,012
TGS Nopec Geophysical Co. ASA(1)	2,767	58,709
		139,603
PEOPLE'S REPUBLIC OF CHINA ― 1.3%
China Merchants Bank Co. Ltd. H Shares	8,475	22,922
Yangzijiang Shipbuilding Holdings Ltd.	23,000	19,072
Zhaojin Mining Industry Co. Ltd. H Shares	11,000	21,506
Zijin Mining Group Co. Ltd. H Shares	14,000	11,035
		74,535
PORTUGAL(2)
Banco Espirito Santo SA(1)	400	2,161
SINGAPORE ― 1.4%
DBS Group Holdings Ltd.	1,500	15,333

International Core Equity – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Golden Agri-Resources Ltd. Warrants(1)	1,224	$ 109
Jardine Cycle & Carriage Ltd.	1,000	21,002
SembCorp Industries Ltd.	11,000	32,474
Venture Corp. Ltd.	2,000	12,467
		81,385
SPAIN ― 4.1%
Banco Bilbao Vizcaya Argentaria SA	1,013	13,860
Banco Santander SA	4,264	56,670
Corp. Financiera Alba	274	13,715
Endesa SA	756	21,606
Mapfre SA	4,470	16,398
Repsol YPF SA	1,569	37,149
Telefonica SA	3,096	73,346
		232,744
SWEDEN ― 2.3%
Alfa Laval AB	1,993	29,340
JM AB(1)	182	3,214
Nordea Bank AB	3,039	29,987
Saab AB B Shares	1,853	28,229
Svenska Cellulosa AB B Shares	1,885	26,576
Svenska Handelsbanken AB A Shares	413	12,103
		129,449
SWITZERLAND ― 6.7%
ABB Ltd.(1)	1,311	28,635
Clariant AG(1)	2,283	29,036
Credit Suisse Group AG	1,032	53,195
Kuehne + Nagel International AG	276	27,930
Nestle SA	892	45,683
Novartis AG	1,557	84,096
Roche Holding AG	331	53,681
Xstrata plc(1)	1,480	28,040
Zurich Financial Services AG	94	24,097
		374,393
UNITED KINGDOM ― 17.3%
Admiral Group plc	319	6,390
AstraZeneca plc	1,701	75,863
Balfour Beatty plc	5,005	22,193
Barclays plc	6,633	36,266
BHP Billiton plc	1,528	52,403
BP plc	10,827	102,424
British American Tobacco plc	1,393	48,017
Britvic plc	4,964	34,952
BT Group plc	8,647	16,258
Close Brothers Group plc	779	9,162
Diageo plc	1,049	17,606
GlaxoSmithKline plc	1,779	34,164
Go-Ahead Group plc	2,512	53,482
HSBC Holdings plc	10,459	106,022
HSBC Holdings plc (Hong Kong)	1,226	12,490
Inchcape plc(1)	14,618	6,539
International Power plc	3,790	18,341
Kazakhmys plc(1)	656	15,201

International Core Equity – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Kesa Electricals plc	11,689	$ 22,510
Lloyds Banking Group plc(1)	7,336	6,988
Man Group plc	4,625	16,950
Pearson plc	1,547	24,321
Petrofac Ltd.	1,299	23,694
Randgold Resources Ltd.	41	3,120
Rio Tinto plc	332	19,674
Songbird Estates plc(1)	11,957	30,120
Standard Chartered plc	1,154	31,478
Tate & Lyle plc	2,318	15,977
Tullett Prebon plc	4,552	24,156
Unilever plc	302	8,868
Vodafone Group plc	26,691	61,565
Wolseley plc(1)	649	15,679
		972,873
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $5,200,589)		5,595,791
OTHER ASSETS AND LIABILITIES — 0.5%		26,081
TOTAL NET ASSETS — 100.0%		$5,621,872

Market Sector Diversification
(as a % of net assets)
Financials	23.0%
Industrials	13.9%
Materials	12.5%
Consumer Staples	9.5%
Consumer Discretionary	8.7%
Energy	8.6%
Health Care	8.4%
Information Technology	6.5%
Telecommunication Services	5.9%
Utilities	2.5%
Other Assets and Liabilities	0.5%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
ETF	-	Exchange Traded Fund

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

International Core Equity – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks & Warrants	$73,944	$5,521,847	–
Total Value of Investment Securities	$73,944	$5,521,847	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,249,094
Gross tax appreciation of investments	$ 785,755
Gross tax depreciation of investments	(439,058)
Net tax appreciation (depreciation) of investments	$ 346,697

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Short Market Neutral Fund

March 31, 2010

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS(1) — 93.8%
AEROSPACE & DEFENSE ― 2.5%
General Dynamics Corp.	9,668	$ 746,370
Goodrich Corp.	16,240	1,145,245
L-3 Communications Holdings, Inc.	1,418	129,931
Northrop Grumman Corp.	17,692	1,160,065
Raytheon Co.	5,312	303,421
		3,485,032
AIR FREIGHT & LOGISTICS ― 0.2%
UTi Worldwide, Inc.	13,920	213,254
AIRLINES ― 0.3%
Allegiant Travel Co.(2)	8,353	483,305
AUTO COMPONENTS ― 1.2%
Cooper Tire & Rubber Co.	33,232	632,073
TRW Automotive Holdings Corp.(2)	35,393	1,011,532
		1,643,605
BIOTECHNOLOGY ― 1.9%
Amgen, Inc.(2)	6,126	366,090
Biogen Idec, Inc.(2)	6,117	350,871
Cubist Pharmaceuticals, Inc.(2)	16,069	362,195
Emergent Biosolutions, Inc.(2)	19,954	335,028
Martek Biosciences Corp.(2)	15,775	355,095
Medivation, Inc.(2)	29,218	306,497
Myriad Genetics, Inc.(2)	4,187	100,697
PDL BioPharma, Inc.	44,828	278,382
Talecris Biotherapeutics Holdings Corp.(2)	8,778	174,858
		2,629,713
BUILDING PRODUCTS ― 0.4%
Lennox International, Inc.	14,006	620,746
CAPITAL MARKETS ― 2.3%
Federated Investors, Inc., Class B	20,874	550,656
GFI Group, Inc.	45,370	262,239
Investment Technology Group, Inc.(2)	19,494	325,355
optionsXpress Holdings, Inc.(2)	15,740	256,405
Riskmetrics Group, Inc.(2)	12,372	279,731
SEI Investments Co.	44,623	980,366
TD Ameritrade Holding Corp.(2)	30,566	582,588
		3,237,340
CHEMICALS ― 2.6%
CF Industries Holdings, Inc.	9,772	891,011
Lubrizol Corp.	9,684	888,216
Minerals Technologies, Inc.	12,594	652,873
OM Group, Inc.(2)	16,150	547,162
Scotts Miracle-Gro Co. (The), Class A	1,918	88,899
Valspar Corp.	20,512	604,694
		3,672,855
COMMERCIAL BANKS ― 1.4%
Bank of Montreal	8,407	510,305
Royal Bank of Canada	6,644	387,677

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Toronto-Dominion Bank (The)	14,061	$ 1,048,670
		1,946,652
COMMERCIAL SERVICES & SUPPLIES ― 1.2%
Covanta Holding Corp.(2)	25,619	426,813
M&F Worldwide Corp.(2)	8,226	251,716
Waste Management, Inc.	28,296	974,230
		1,652,759
COMMUNICATIONS EQUIPMENT ― 2.0%
3Com Corp.(2)	84,929	653,104
Arris Group, Inc.(2)	89,185	1,071,112
Polycom, Inc.(2)	4,973	152,074
Tellabs, Inc.	133,150	1,007,946
		2,884,236
COMPUTERS & PERIPHERALS ― 2.2%
Apple, Inc.(2)	1,538	361,322
Lexmark International, Inc., Class A(2)	24,104	869,672
Teradata Corp.(2)	29,690	857,744
Western Digital Corp.(2)	28,107	1,095,893
		3,184,631
CONSTRUCTION & ENGINEERING ― 1.5%
EMCOR Group, Inc.(2)	22,267	548,436
Fluor Corp.	12,882	599,142
URS Corp.(2)	19,802	982,377
		2,129,955
CONSUMER FINANCE ― 0.7%
Cash America International, Inc.	23,475	926,793
CONTAINERS & PACKAGING ― 2.1%
Owens-Illinois, Inc.(2)	12,797	454,805
Packaging Corp. of America	21,965	540,559
Rock-Tenn Co., Class A	11,607	528,931
Sealed Air Corp.	15,891	334,982
Silgan Holdings, Inc.	1,922	115,762
Sonoco Products Co.	30,481	938,510
		2,913,549
DIVERSIFIED CONSUMER SERVICES ― 0.2%
H&R Block, Inc.	16,128	287,078
DIVERSIFIED FINANCIAL SERVICES ― 0.5%
Bank of America Corp.	11,224	200,348
McGraw-Hill Cos., Inc. (The)	15,940	568,261
		768,609
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.3%
Qwest Communications International, Inc.	77,400	404,028
ELECTRIC UTILITIES ― 1.0%
DPL, Inc.	24,102	655,333
Entergy Corp.	1,628	132,438
Exelon Corp.	7,751	339,571
FirstEnergy Corp.	2,378	92,956
FPL Group, Inc.	3,048	147,310
		1,367,608
ELECTRICAL EQUIPMENT ― 2.4%
Acuity Brands, Inc.	27,251	1,150,266
Belden, Inc.	16,250	446,225

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Brady Corp., Class A	26,762	$ 832,833
Emerson Electric Co.	9,488	477,626
EnerSys(2)	3,446	84,978
Hubbell, Inc., Class B	5,281	266,321
Thomas & Betts Corp.(2)	5,314	208,521
		3,466,770
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.4%
Benchmark Electronics, Inc.(2)	4,328	89,763
Celestica, Inc.(2)	100,084	1,093,918
Flextronics International Ltd.(2)	12,527	98,212
Ingram Micro, Inc., Class A(2)	9,181	161,127
Vishay Intertechnology, Inc.(2)	47,815	489,147
		1,932,167
ENERGY EQUIPMENT & SERVICES ― 2.5%
Basic Energy Services, Inc.(2)	34,965	269,580
Cameron International Corp.(2)	7,126	305,420
Dresser-Rand Group, Inc.(2)	14,225	446,950
Ensco International plc ADR	3,524	157,805
Key Energy Services, Inc.(2)	11,918	113,817
National Oilwell Varco, Inc.	25,868	1,049,723
Noble Corp.(2)	6,142	256,858
Patterson-UTI Energy, Inc.	16,193	226,216
Willbros Group, Inc.(2)	62,961	756,162
		3,582,531
FOOD & STAPLES RETAILING ― 0.5%
SUPERVALU, INC.	31,193	520,299
Wal-Mart Stores, Inc.	1,811	100,692
Weis Markets, Inc.	1,923	69,920
		690,911
FOOD PRODUCTS ― 2.2%
Darling International, Inc.(2)	48,086	430,851
Dean Foods Co.(2)	4,672	73,304
Del Monte Foods Co.	72,787	1,062,690
Fresh Del Monte Produce, Inc.(2)	5,755	116,539
H.J. Heinz Co.	3,902	177,970
TreeHouse Foods, Inc.(2)	11,772	516,438
Tyson Foods, Inc., Class A	37,823	724,310
		3,102,102
GAS UTILITIES ― 0.7%
National Fuel Gas Co.	5,199	262,809
UGI Corp.	25,740	683,140
		945,949
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.2%
American Medical Systems Holdings, Inc.(2)	27,122	503,927
Beckman Coulter, Inc.	10,496	659,149
Becton, Dickinson & Co.	2,332	183,598
C.R. Bard, Inc.	2,687	232,748
Hill-Rom Holdings, Inc.	13,667	371,879
Hologic, Inc.(2)	19,486	361,270
Hospira, Inc.(2)	3,459	195,952
Kinetic Concepts, Inc.(2)	11,736	561,098
Sirona Dental Systems, Inc.(2)	2,313	87,963

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

St. Jude Medical, Inc.(2)	2,953	$ 121,221
STERIS Corp.	32,039	1,078,434
Stryker Corp.	4,236	242,384
		4,599,623
HEALTH CARE PROVIDERS & SERVICES ― 1.4%
Centene Corp.(2)	36,916	887,460
Coventry Health Care, Inc.(2)	7,619	188,342
Humana, Inc.(2)	2,810	131,424
Omnicare, Inc.	14,711	416,174
Quest Diagnostics, Inc.	6,031	351,547
		1,974,947
HOTELS, RESTAURANTS & LEISURE ― 1.6%
Panera Bread Co., Class A(2)	11,698	894,780
Papa John's International, Inc.(2)	5,805	149,247
PF Chang's China Bistro, Inc.(2)	18,826	830,791
Starwood Hotels & Resorts Worldwide, Inc.	7,855	366,357
		2,241,175
HOUSEHOLD DURABLES ― 1.9%
American Greetings Corp., Class A	5,364	111,786
D.R. Horton, Inc.	13,041	164,317
Garmin Ltd.	31,942	1,229,127
Harman International Industries, Inc.(2)	16,800	785,904
NVR, Inc.(2)	305	221,583
Ryland Group, Inc.	9,585	215,087
		2,727,804
HOUSEHOLD PRODUCTS ― 0.4%
Clorox Co.	8,438	541,213
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.6%
AES Corp. (The)(2)	16,617	182,787
Calpine Corp.(2)	33,692	400,598
Constellation Energy Group, Inc.	23,459	823,645
NRG Energy, Inc.(2)	42,776	894,019
		2,301,049
INDUSTRIAL CONGLOMERATES ― 0.8%
Carlisle Cos., Inc.	30,454	1,160,297
INSURANCE ― 4.1%
ACE Ltd.	7,284	380,953
Allied World Assurance Co. Holdings Ltd.	15,688	703,607
American Financial Group, Inc.	41,354	1,176,521
Axis Capital Holdings Ltd.	25,572	799,381
Endurance Specialty Holdings Ltd.	29,107	1,081,325
Navigators Group, Inc. (The)(2)	1,849	72,721
Platinum Underwriters Holdings Ltd.	9,233	342,360
Principal Financial Group, Inc.	11,153	325,779
Travelers Cos., Inc. (The)	13,613	734,285
WR Berkley Corp.	8,317	216,991
		5,833,923
INTERNET & CATALOG RETAIL ― 1.1%
HSN, Inc.(2)	13,580	399,795

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Netflix, Inc.(2)	16,189	$ 1,193,777
		1,593,572
INTERNET SOFTWARE & SERVICES ― 0.3%
AOL, Inc.(2)	3,364	85,042
Open Text Corp.(2)	6,797	322,654
		407,696
IT SERVICES ― 2.4%
Accenture plc, Class A	4,377	183,615
Acxiom Corp.(2)	40,635	728,993
Broadridge Financial Solutions, Inc.	30,697	656,302
Computer Sciences Corp.(2)	8,352	455,100
International Business Machines Corp.	3,597	461,315
TeleTech Holdings, Inc.(2)	33,487	571,958
Western Union Co. (The)	18,369	311,538
		3,368,821
LEISURE EQUIPMENT & PRODUCTS ― 0.5%
Polaris Industries, Inc.	14,261	729,593
LIFE SCIENCES TOOLS & SERVICES ― 1.1%
Bruker Corp.(2)	69,041	1,011,451
PerkinElmer, Inc.	12,539	299,682
Varian, Inc.(2)	5,998	310,576
		1,621,709
MACHINERY ― 5.4%
AGCO Corp.(2)	5,885	211,095
Chart Industries, Inc.(2)	19,339	386,780
CIRCOR International, Inc.	4,392	145,858
Cummins, Inc.	13,982	866,185
Dover Corp.	19,681	920,087
Gardner Denver, Inc.	23,240	1,023,490
Mueller Industries, Inc.	38,439	1,029,781
Navistar International Corp.(2)	23,940	1,070,835
Parker-Hannifin Corp.	15,082	976,409
Timken Co.	9,859	295,869
Wabtec Corp.	10,095	425,201
Watts Water Technologies, Inc., Class A	14,907	463,011
		7,814,601
MARINE ― 0.4%
Kirby Corp.(2)	16,076	613,299
MEDIA ― 3.3%
CBS Corp., Class B	33,100	461,414
Cinemark Holdings, Inc.	15,752	288,892
Comcast Corp., Class A	35,892	675,487
DISH Network Corp., Class A	40,513	843,481
Gannett Co., Inc.	18,334	302,878
Harte-Hanks, Inc.	22,861	293,992
Interpublic Group of Cos., Inc. (The)(2)	56,552	470,513
Time Warner, Inc.	36,553	1,143,011
Virgin Media, Inc.	13,225	228,264
		4,707,932
METALS & MINING ― 1.0%
Reliance Steel & Aluminum Co.	18,282	900,023
Schnitzer Steel Industries, Inc., Class A	6,156	323,375

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Titanium Metals Corp.(2)	8,546	$ 141,778
		1,365,176
MULTILINE RETAIL ― 1.2%
Big Lots, Inc.(2)	9,897	360,449
Family Dollar Stores, Inc.	18,582	680,287
Macy's, Inc.	24,754	538,895
Sears Holdings Corp.(2)	1,759	190,728
		1,770,359
MULTI-UTILITIES ― 0.8%
DTE Energy Co.	3,613	161,140
NSTAR	17,988	637,135
Public Service Enterprise Group, Inc.	7,929	234,064
Xcel Energy, Inc.	7,305	154,866
		1,187,205
OFFICE ELECTRONICS ― 0.1%
Xerox Corp.	14,128	137,748
OIL, GAS & CONSUMABLE FUELS ― 7.4%
Anadarko Petroleum Corp.	15,896	1,157,705
Bill Barrett Corp.(2)	9,944	305,380
Chevron Corp.	7,483	567,436
Clayton Williams Energy, Inc.(2)	15,296	535,054
ConocoPhillips	21,900	1,120,623
Denbury Resources, Inc.(2)	3,128	52,769
El Paso Corp.	53,731	582,444
Hess Corp.	8,462	529,298
Murphy Oil Corp.	19,009	1,068,116
Occidental Petroleum Corp.	13,767	1,163,861
Peabody Energy Corp.	4,751	217,121
Stone Energy Corp.(2)	28,709	509,585
Talisman Energy, Inc.	60,809	1,037,402
Williams Cos., Inc. (The)	32,477	750,219
World Fuel Services Corp.	41,114	1,095,277
		10,692,290
PAPER & FOREST PRODUCTS ― 1.0%
Clearwater Paper Corp.(2)	15,720	774,211
International Paper Co.	17,399	428,189
MeadWestvaco Corp.	7,646	195,355
		1,397,755
PERSONAL PRODUCTS ― 0.3%
Nu Skin Enterprises, Inc., Class A	12,662	368,464
PHARMACEUTICALS ― 1.3%
Abbott Laboratories	2,518	132,648
Eli Lilly & Co.	9,999	362,164
Endo Pharmaceuticals Holdings, Inc.(2)	7,928	187,814
Forest Laboratories, Inc.(2)	11,771	369,139
Johnson & Johnson	3,167	206,488
King Pharmaceuticals, Inc.(2)	12,927	152,022

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Valeant Pharmaceuticals International(2)	8,984	$ 385,503
		1,795,778
PROFESSIONAL SERVICES ― 0.3%
Towers Watson & Co., Class A	10,167	482,933
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Hospitality Properties Trust	29,452	705,376
Mack-Cali Realty Corp.	16,397	577,994
		1,283,370
ROAD & RAIL ― 0.9%
Union Pacific Corp.	3,073	225,251
Werner Enterprises, Inc.	48,141	1,115,427
		1,340,678
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.2%
Amkor Technology, Inc.(2)	45,489	321,607
Broadcom Corp., Class A	35,775	1,187,015
Integrated Device Technology, Inc.(2)	59,030	361,854
Intel Corp.	10,255	228,276
LSI Corp.(2)	194,218	1,188,614
Marvell Technology Group Ltd.(2)	33,592	684,605
Tessera Technologies, Inc.(2)	10,413	211,176
Texas Instruments, Inc.	13,184	322,612
		4,505,759
SOFTWARE ― 3.9%
Autodesk, Inc.(2)	17,608	518,027
CA, Inc.	21,215	497,916
Microsoft Corp.	31,751	929,352
Parametric Technology Corp.(2)	24,604	444,102
Quest Software, Inc.(2)	48,539	863,509
SolarWinds, Inc.(2)	42,232	914,745
Sybase, Inc.(2)	17,513	816,456
Synopsys, Inc.(2)	22,740	508,694
		5,492,801
SPECIALTY RETAIL ― 3.1%
AutoNation, Inc.(2)	5,555	100,434
AutoZone, Inc.(2)	1,086	187,976
Foot Locker, Inc.	17,202	258,718
Gap, Inc. (The)	47,828	1,105,306
RadioShack Corp.	36,775	832,218
Rent-A-Center, Inc.(2)	40,830	965,630
Sherwin-Williams Co. (The)	5,868	397,146
Tractor Supply Co.	9,325	541,316
		4,388,744
TEXTILES, APPAREL & LUXURY GOODS ― 1.9%
Columbia Sportswear Co.	14,762	775,448
Liz Claiborne, Inc.(2)	19,727	146,572
Polo Ralph Lauren Corp.	11,225	954,574
Timberland Co. (The), Class A(2)	31,729	677,097

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Warnaco Group, Inc. (The)(2)	2,785	$ 132,872
		2,686,563
THRIFTS & MORTGAGE FINANCE ― 0.6%
MGIC Investment Corp.(2)	78,104	856,801
TOBACCO ― 0.1%
Reynolds American, Inc.	3,027	163,397
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
WESCO International, Inc.(2)	3,448	119,680
WIRELESS TELECOMMUNICATION SERVICES ― 2.0%
NTELOS Holdings Corp.	8,967	159,523
Sprint Nextel Corp.(2)	144,034	547,329
Syniverse Holdings, Inc.(2)	47,371	922,313
United States Cellular Corp.(2)	28,679	1,186,738
		2,815,903
TOTAL COMMON STOCKS
(Cost $90,119,055)		133,260,836
TEMPORARY CASH INVESTMENTS — 5.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	67,773	67,773
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $408,278), in a joint trading account at 0.00%, dated 3/31/10, due 4/01/10 (Delivery value $400,000)		400,000
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 1/31/17, valued at $7,165,961), in a joint trading account at 0.01%, dated 3/31/10, due 4/01/10 (Delivery value $7,000,002)		7,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,467,773)		7,467,773
TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $97,586,828)		140,728,609
TOTAL SECURITIES SOLD SHORT — (93.7)%		(133,106,847)
OTHER ASSETS AND LIABILITIES — 94.6%		134,373,178
TOTAL NET ASSETS — 100.0%		$141,994,940

SECURITIES SOLD SHORT — (93.7)%
AEROSPACE & DEFENSE ― (1.2)%
CAE, Inc.	(29,739)	(290,550)
Curtiss-Wright Corp.	(4,633)	(161,228)
Rockwell Collins, Inc.	(6,062)	(379,421)
Spirit Aerosystems Holdings, Inc., Class A	(26,881)	(628,478)
Teledyne Technologies, Inc.	(5,974)	(246,547)
		(1,706,224)
AIR FREIGHT & LOGISTICS ― (0.5)%
C.H. Robinson Worldwide, Inc.	(12,123)	(677,070)
Expeditors International of Washington, Inc.	(1,634)	(60,327)
		(737,397)
AIRLINES ― (0.5)%
AMR Corp.	(19,499)	(177,636)
Continental Airlines, Inc., Class B	(15,552)	(341,678)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

JetBlue Airways Corp.	(32,380)	$ (180,680)
		(699,994)
AUTO COMPONENTS ― (0.2)%
ArvinMeritor, Inc.	(22,927)	(306,075)
AUTOMOBILES ― (1.4)%
Harley-Davidson, Inc.	(39,883)	(1,119,516)
Winnebago Industries, Inc.	(59,929)	(875,563)
		(1,995,079)
BEVERAGES ― (0.9)%
Coca-Cola Co. (The)	(8,054)	(442,970)
PepsiCo, Inc.	(12,228)	(809,004)
		(1,251,974)
BIOTECHNOLOGY ― (2.4)%
Abraxis Bioscience, Inc.	(7,733)	(400,183)
Acorda Therapeutics, Inc.	(10,465)	(357,903)
Alexion Pharmaceuticals, Inc.	(1,793)	(97,485)
AMAG Pharmaceuticals, Inc.	(10,162)	(354,755)
Amylin Pharmaceuticals, Inc.	(18,025)	(405,383)
BioMarin Pharmaceutical, Inc.	(3,192)	(74,597)
Dendreon Corp.	(9,707)	(354,014)
Genzyme Corp.	(6,159)	(319,221)
Theravance, Inc.	(27,795)	(370,229)
United Therapeutics Corp.	(5,987)	(331,261)
Vertex Pharmaceuticals, Inc.	(8,409)	(343,676)
		(3,408,707)
BUILDING PRODUCTS ― (0.1)%
USG Corp.	(5,633)	(96,662)
CAPITAL MARKETS ― (1.0)%
Charles Schwab Corp. (The)	(10,733)	(200,600)
Greenhill & Co., Inc.	(6,418)	(526,854)
State Street Corp.	(16,700)	(753,837)
Teton Advisors, Inc., Class B	(45)	(18)
		(1,481,309)
CHEMICALS ― (5.1)%
Air Products & Chemicals, Inc.	(12,391)	(916,314)
Albemarle Corp.	(2,624)	(111,861)
Celanese Corp., Series A	(13,145)	(418,668)
Ecolab, Inc.	(13,985)	(614,641)
Intrepid Potash, Inc.	(16,042)	(486,554)
Methanex Corp.	(34,664)	(842,682)
Mosaic Co. (The)	(4,505)	(273,769)
NL Industries, Inc.	(28,634)	(245,680)
Olin Corp.	(34,743)	(681,658)
Potash Corp. of Saskatchewan, Inc.	(9,599)	(1,145,640)
Praxair, Inc.	(6,843)	(567,969)
Sigma-Aldrich Corp.	(18,510)	(993,247)
		(7,298,683)
COMMERCIAL BANKS ― (0.6)%
BB&T Corp.	(19,880)	(643,913)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Glacier Bancorp., Inc.	(9,544)	$ (145,355)
		(789,268)
COMMERCIAL SERVICES & SUPPLIES ― (1.8)%
Clean Harbors, Inc.	(3,735)	(207,517)
Corrections Corp. of America	(20,566)	(408,441)
Ritchie Bros. Auctioneers, Inc.	(28,463)	(612,808)
Stericycle, Inc.	(15,656)	(853,252)
Tetra Tech, Inc.	(12,783)	(294,520)
Waste Connections, Inc.	(5,886)	(199,889)
		(2,576,427)
COMMUNICATIONS EQUIPMENT ― (2.2)%
Cisco Systems, Inc.	(34,348)	(894,078)
Comverse Technology, Inc.	(24,168)	(200,594)
EchoStar Corp., Class A	(13,049)	(264,634)
Infinera Corp.	(102,313)	(871,707)
Viasat, Inc.	(25,601)	(886,051)
		(3,117,064)
COMPUTERS & PERIPHERALS ― (0.5)%
Diebold, Inc.	(7,838)	(248,935)
NetApp, Inc.	(15,841)	(515,783)
		(764,718)
CONSTRUCTION & ENGINEERING ― (0.2)%
AECOM Technology Corp.	(3,621)	(102,728)
Jacobs Engineering Group, Inc.	(3,420)	(154,550)
		(257,278)
CONSTRUCTION MATERIALS ― (0.3)%
Eagle Materials, Inc.	(14,175)	(376,205)
CONSUMER FINANCE ― (0.8)%
SLM Corp.	(81,723)	(1,023,172)
Student Loan Corp. (The)	(3,989)	(141,729)
		(1,164,901)
CONTAINERS & PACKAGING ― (0.2)%
Temple-Inland, Inc.	(11,933)	(243,791)
DIVERSIFIED CONSUMER SERVICES ― (2.1)%
American Public Education, Inc.	(12,041)	(561,111)
Coinstar, Inc.	(14,362)	(466,765)
Sotheby's	(30,338)	(943,208)
Strayer Education, Inc.	(4,302)	(1,047,623)
		(3,018,707)
DIVERSIFIED FINANCIAL SERVICES ― (0.6)%
Leucadia National Corp.	(33,381)	(828,183)
DIVERSIFIED TELECOMMUNICATION SERVICES ― (0.2)%
Cbeyond, Inc.	(8,095)	(110,740)
Verizon Communications, Inc.	(5,684)	(176,317)
		(287,057)
ELECTRIC UTILITIES ― (2.1)%
Allete, Inc.	(14,870)	(497,848)
Cleco Corp.	(9,625)	(255,544)
Great Plains Energy, Inc.	(50,894)	(945,101)
PPL Corp.	(9,280)	(257,149)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Westar Energy, Inc.	(46,219)	$ (1,030,683)
		(2,986,325)
ELECTRICAL EQUIPMENT ― (0.9)%
American Superconductor Corp.	(7,840)	(226,576)
Baldor Electric Co.	(9,150)	(342,210)
Canadian Solar, Inc.	(16,922)	(411,543)
First Solar, Inc.	(1,831)	(224,572)
General Cable Corp.	(3,125)	(84,375)
		(1,289,276)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― (1.2)%
Amphenol Corp., Class A	(12,392)	(522,818)
Corning, Inc.	(43,499)	(879,115)
FLIR Systems, Inc.	(4,546)	(128,197)
Itron, Inc.	(2,817)	(204,430)
		(1,734,560)
ENERGY EQUIPMENT & SERVICES ― (2.6)%
Atwood Oceanics, Inc.	(24,611)	(852,279)
Bristow Group, Inc.	(2,184)	(82,402)
Dril-Quip, Inc.	(6,178)	(375,870)
Global Industries Ltd.	(93,964)	(603,249)
Helmerich & Payne, Inc.	(7,397)	(281,678)
Pride International, Inc.	(11,461)	(345,091)
Transocean Ltd.	(5,301)	(457,900)
Weatherford International Ltd.	(44,663)	(708,355)
		(3,706,824)
FOOD & STAPLES RETAILING ― (1.5)%
Costco Wholesale Corp.	(17,079)	(1,019,787)
Ruddick Corp.	(17,354)	(549,081)
Walgreen Co.	(16,002)	(593,514)
		(2,162,382)
FOOD PRODUCTS ― (1.7)%
Bunge Ltd.	(13,616)	(839,153)
Flowers Foods, Inc.	(25,300)	(625,922)
Hain Celestial Group, Inc. (The)	(28,965)	(502,543)
Kraft Foods, Inc., Class A	(15,861)	(479,637)
		(2,447,255)
GAS UTILITIES ― (0.6)%
Northwest Natural Gas Co.	(18,472)	(860,795)
HEALTH CARE EQUIPMENT & SUPPLIES ― (2.4)%
Inverness Medical Innovations, Inc.	(5,050)	(196,698)
Meridian Bioscience, Inc.	(6,285)	(128,025)
NuVasive, Inc.	(23,715)	(1,071,917)
Resmed, Inc.	(8,100)	(515,565)
West Pharmaceutical Services, Inc.	(12,983)	(544,637)
Wright Medical Group, Inc.	(30,049)	(533,971)
Zimmer Holdings, Inc.	(6,333)	(374,914)
		(3,365,727)
HEALTH CARE PROVIDERS & SERVICES ― (1.9)%
DaVita, Inc.	(3,214)	(203,768)
Health Net, Inc.	(37,162)	(924,219)
Landauer, Inc.	(1,314)	(85,699)
Psychiatric Solutions, Inc.	(25,469)	(758,976)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

VCA Antech, Inc.	(25,234)	$ (707,309)
		(2,679,971)
HEALTH CARE TECHNOLOGY ― (1.4)%
Allscripts-Misys Healthcare Solutions, Inc.	(45,412)	(888,258)
athenahealth, Inc.	(9,880)	(361,213)
Quality Systems, Inc.	(12,345)	(758,477)
		(2,007,948)
HOTELS, RESTAURANTS & LEISURE ― (3.2)%
Boyd Gaming Corp.	(36,591)	(361,519)
Burger King Holdings, Inc.	(44,089)	(937,332)
Carnival Corp.	(16,434)	(638,954)
International Speedway Corp., Class A	(17,660)	(455,098)
Jack in the Box, Inc.	(40,306)	(949,207)
Royal Caribbean Cruises Ltd.	(24,710)	(815,183)
Scientific Games Corp., Class A	(15,322)	(215,734)
Tim Hortons, Inc.	(6,999)	(228,097)
		(4,601,124)
HOUSEHOLD DURABLES ― (0.6)%
Fortune Brands, Inc.	(9,857)	(478,163)
Lennar Corp., Class A	(18,190)	(313,050)
Mohawk Industries, Inc.	(1,331)	(72,380)
		(863,593)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― (0.6)%
Ormat Technologies, Inc.	(27,888)	(784,768)
INDUSTRIAL CONGLOMERATES ― (2.4)%
General Electric Co.	(51,108)	(930,166)
McDermott International, Inc.	(37,006)	(996,201)
Otter Tail Corp.	(32,581)	(715,479)
Textron, Inc.	(35,219)	(747,699)
		(3,389,545)
INSURANCE ― (5.3)%
Enstar Group Ltd.	(3,895)	(269,378)
Fairfax Financial Holdings Ltd.	(2,343)	(878,719)
First American Corp.	(19,677)	(665,870)
Hanover Insurance Group, Inc. (The)	(14,782)	(644,643)
Loews Corp.	(3,828)	(142,708)
Marsh & McLennan Cos., Inc.	(22,068)	(538,901)
MBIA, Inc.	(77,300)	(484,671)
Mercury General Corp.	(26,424)	(1,155,256)
Progressive Corp. (The)	(8,051)	(153,694)
Wesco Financial Corp.	(1,741)	(671,156)
XL Capital Ltd., Class A	(38,096)	(720,014)
Zenith National Insurance Corp.	(29,401)	(1,126,646)
		(7,451,656)
INTERNET SOFTWARE & SERVICES ― (2.1)%
Akamai Technologies, Inc.	(29,973)	(941,452)
Equinix, Inc.	(10,474)	(1,019,539)
IAC/InterActiveCorp	(9,264)	(210,663)
WebMD Health Corp.	(11,712)	(543,203)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Yahoo!, Inc.	(16,825)	$ (278,117)
		(2,992,974)
IT SERVICES ― (1.9)%
Cognizant Technology Solutions Corp., Class A	(7,525)	(383,625)
Fiserv, Inc.	(19,986)	(1,014,489)
Sapient Corp.	(26,064)	(238,225)
SRA International, Inc., Class A	(35,555)	(739,188)
Visa, Inc., Class A	(2,829)	(257,524)
		(2,633,051)
LIFE SCIENCES TOOLS & SERVICES ― (1.6)%
Covance, Inc.	(17,143)	(1,052,409)
Illumina, Inc.	(16,886)	(656,865)
Luminex Corp.	(26,842)	(451,751)
Pharmaceutical Product Development, Inc.	(3,117)	(74,029)
		(2,235,054)
MACHINERY ― (3.6)%
Caterpillar, Inc.	(2,272)	(142,795)
CLARCOR, Inc.	(23,349)	(805,307)
Danaher Corp.	(4,868)	(389,002)
ESCO Technologies, Inc.	(4,715)	(149,984)
Federal Signal Corp.	(14,450)	(130,195)
Ingersoll-Rand plc	(2,692)	(93,870)
Kaydon Corp.	(21,480)	(807,648)
Kennametal, Inc.	(9,457)	(265,931)
PACCAR, Inc.	(24,906)	(1,079,426)
Pall Corp.	(8,793)	(356,029)
Terex Corp.	(37,826)	(859,028)
Valmont Industries, Inc.	(794)	(65,767)
		(5,144,982)
MEDIA ― (1.6)%
DIRECTV, Class A	(6,224)	(210,433)
Liberty Media Corp. - Starz, Series A	(886)	(48,446)
News Corp., Class A	(52,934)	(762,780)
Regal Entertainment Group, Class A	(14,207)	(249,617)
Shaw Communications, Inc., Class B	(10,356)	(205,774)
Walt Disney Co. (The)	(19,364)	(675,997)
Washington Post Co. (The), Class B	(423)	(187,888)
		(2,340,935)
METALS & MINING ― (1.8)%
Alcoa, Inc.	(69,471)	(989,267)
Coeur d'Alene Mines Corp.	(11,385)	(170,547)
RTI International Metals, Inc.	(9,150)	(277,520)
Southern Copper Corp.	(2,610)	(82,659)
Steel Dynamics, Inc.	(6,072)	(106,078)
United States Steel Corp.	(14,099)	(895,568)
		(2,521,639)
MULTILINE RETAIL ― (0.6)%
J.C. Penney Co., Inc.	(2,920)	(93,936)
Saks, Inc.	(18,754)	(161,284)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Target Corp.	(11,085)	$ (583,072)
		(838,292)
MULTI-UTILITIES ― (1.0)%
Alliant Energy Corp.	(12,338)	(410,362)
Black Hills Corp.	(10,744)	(326,080)
Dominion Resources, Inc.	(10,692)	(439,548)
OGE Energy Corp.	(7,452)	(290,181)
		(1,466,171)
OIL, GAS & CONSUMABLE FUELS ― (8.4)%
ATP Oil & Gas Corp.	(3,718)	(69,936)
Boardwalk Pipeline Partners LP	(9,219)	(274,357)
Chesapeake Energy Corp.	(34,593)	(817,779)
CNX Gas Corp.	(26,242)	(998,507)
CONSOL Energy, Inc.	(17,761)	(757,684)
Continental Resources, Inc.	(11,828)	(503,281)
Enbridge Energy Partners LP	(13,672)	(691,393)
Enbridge, Inc.	(14,348)	(685,117)
EOG Resources, Inc.	(1,867)	(173,519)
EQT Corp.	(21,838)	(895,358)
Forest Oil Corp.	(39,202)	(1,012,195)
Goodrich Petroleum Corp.	(6,445)	(100,800)
Holly Corp.	(4,272)	(119,232)
Linn Energy LLC	(6,157)	(158,358)
Newfield Exploration Co.	(14,961)	(778,720)
Petrohawk Energy Corp.	(39,738)	(805,887)
Plains Exploration & Production Co.	(25,396)	(761,626)
Quicksilver Resources, Inc.	(11,317)	(159,230)
Range Resources Corp.	(16,261)	(762,153)
Suncor Energy, Inc.	(26,700)	(868,818)
Ultra Petroleum Corp.	(7,409)	(345,482)
		(11,739,432)
PAPER & FOREST PRODUCTS ― (0.8)%
Weyerhaeuser Co.	(25,289)	(1,144,833)
PERSONAL PRODUCTS ― (0.8)%
Avon Products, Inc.	(18,559)	(628,593)
NBTY, Inc.	(10,312)	(494,770)
		(1,123,363)
PHARMACEUTICALS ― (1.1)%
Allergan, Inc.	(5,767)	(376,700)
Auxilium Pharmaceuticals, Inc.	(11,085)	(345,409)
Merck & Co., Inc.	(4,186)	(156,347)
Perrigo Co.	(3,813)	(223,899)
Salix Pharmaceuticals Ltd.	(11,330)	(422,043)
		(1,524,398)
PROFESSIONAL SERVICES ― (0.9)%
Corporate Executive Board Co. (The)	(37,399)	(994,439)
IHS, Inc., Class A	(6,185)	(330,712)
		(1,325,151)
REAL ESTATE INVESTMENT TRUSTS (REITs) ― (2.0)%
Alexander's, Inc.	(598)	(178,880)
BioMed Realty Trust, Inc.	(11,440)	(189,218)
Boston Properties, Inc.	(3,483)	(262,758)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Digital Realty Trust, Inc.	(12,060)	$ (653,652)
Healthcare Realty Trust, Inc.	(6,423)	(149,592)
Kimco Realty Corp.	(17,550)	(274,482)
Rayonier, Inc.	(10,524)	(478,105)
UDR, Inc.	(40,632)	(716,747)
		(2,903,434)
REAL ESTATE MANAGEMENT & DEVELOPMENT ― (1.6)%
Brookfield Asset Management, Inc., Class A	(41,115)	(1,045,143)
Forest City Enterprises, Inc., Class A	(62,904)	(906,447)
St. Joe Co. (The)	(11,346)	(367,043)
		(2,318,633)
ROAD & RAIL ― (0.9)%
Hertz Global Holdings, Inc.	(36,235)	(361,988)
Kansas City Southern	(16,160)	(584,507)
Landstar System, Inc.	(6,692)	(280,930)
		(1,227,425)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― (3.0)%
Applied Materials, Inc.	(31,878)	(429,715)
Diodes, Inc.	(32,827)	(735,325)
Formfactor, Inc.	(48,553)	(862,302)
International Rectifier Corp.	(13,986)	(320,279)
MEMC Electronic Materials, Inc.	(66,189)	(1,014,678)
Microchip Technology, Inc.	(19,027)	(535,800)
Microsemi Corp.	(22,704)	(393,687)
		(4,291,786)
SOFTWARE ― (1.6)%
Activision Blizzard, Inc.	(52,646)	(634,912)
AsiaInfo Holdings, Inc.	(11,588)	(306,850)
Electronic Arts, Inc.	(17,574)	(327,931)
NetSuite, Inc.	(13,782)	(200,390)
salesforce.com, inc.	(2,492)	(185,529)
Take-Two Interactive Software, Inc.	(34,055)	(335,442)
THQ, Inc.	(40,644)	(284,914)
		(2,275,968)
SPECIALTY RETAIL ― (3.3)%
American Eagle Outfitters, Inc.	(45,433)	(841,419)
Best Buy Co., Inc.	(16,329)	(694,636)
Dick's Sporting Goods, Inc.	(10,769)	(281,179)
Lowe's Cos., Inc.	(32,380)	(784,891)
O'Reilly Automotive, Inc.	(21,673)	(903,980)
Sally Beauty Holdings, Inc.	(29,006)	(258,734)
Tiffany & Co.	(7,655)	(363,536)
Urban Outfitters, Inc.	(16,068)	(611,066)
		(4,739,441)
TEXTILES, APPAREL & LUXURY GOODS ― (0.4)%
Hanesbrands, Inc.	(18,519)	(515,199)
THRIFTS & MORTGAGE FINANCE ― (0.9)%
Radian Group, Inc.	(76,436)	(1,195,459)
Tree.com, Inc.	(16,378)	(149,859)
		(1,345,318)
TOBACCO ― (0.4)%
Philip Morris International, Inc.	(10,406)	(542,777)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Universal Corp.	(1,417)	$ (74,662)
		(617,439)
TRADING COMPANIES & DISTRIBUTORS ― (0.7)%
Fastenal Co.	(3,050)	(146,370)
GATX Corp.	(29,675)	(850,188)
		(996,558)
WATER UTILITIES ― (0.4)%
Aqua America, Inc.	(32,868)	(577,491)
WIRELESS TELECOMMUNICATION SERVICES ― (1.1)%
Crown Castle International Corp.	(17,037)	(651,325)
Leap Wireless International, Inc.	(25,523)	(417,556)
SBA Communications Corp., Class A	(10,354)	(373,469)
Shenandoah Telecommunications Co.	(4,685)	(88,078)
		(1,530,428)
TOTAL SECURITIES SOLD SHORT — (93.7)%
(Proceeds $116,451,823)		$(133,106,847)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Securities are pledged with brokers as collateral for securities sold short. At the period end, the value of securities pledged was $133,260,836.
(2)	Non-income producing.

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$122,612,569	–	–
Foreign Common Stocks	10,648,267	–	–
Temporary Cash Investments	67,773	$7,400,000	–
Total Value of Investment Securities	$133,328,609	$7,400,000	–

Securities Sold Short Domestic Common Stocks	$(123,335,587)	–	–
Foreign Common Stocks	(9,771,260)	–	–
Total Value of Investment Securities	$(133,106,847)	–	–

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 98,660,155
Gross tax appreciation of investments	$ 44,069,431
Gross tax depreciation of investments	(2,000,977)
Net tax appreciation (depreciation) of investments	$ 42,068,454
Net tax appreciation (depreciation) on securities sold short	$ (17,656,276)
Net tax appreciation (depreciation)	$ 24,412,178
The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

March 31, 2010

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE ― 1.9%
Boeing Co. (The)	33,161	$ 2,407,820
L-3 Communications Holdings, Inc.	6,718	615,570
Northrop Grumman Corp.	11,087	726,975
Raytheon Co.	42,365	2,419,889
		6,170,254
AIR FREIGHT & LOGISTICS ― 0.9%
C.H. Robinson Worldwide, Inc.	4,994	278,915
FedEx Corp.	8,497	793,620
United Parcel Service, Inc., Class B	30,924	1,991,815
		3,064,350
AIRLINES ― 0.1%
Southwest Airlines Co.	35,336	467,142
AUTO COMPONENTS ― 0.7%
Gentex Corp.	38,195	741,747
TRW Automotive Holdings Corp.(1)	49,646	1,418,883
		2,160,630
BEVERAGES ― 1.1%
Coca-Cola Co. (The)	23,023	1,266,265
Coca-Cola Enterprises, Inc.	71,806	1,986,154
PepsiCo, Inc.	4,659	308,239
		3,560,658
BIOTECHNOLOGY ― 2.4%
Amgen, Inc.(1)	67,831	4,053,581
Biogen Idec, Inc.(1)	7,173	411,443
Cephalon, Inc.(1)	16,133	1,093,495
Cubist Pharmaceuticals, Inc.(1)	20,886	470,770
Gilead Sciences, Inc.(1)	35,630	1,620,452
		7,649,741
CAPITAL MARKETS ― 3.0%
Bank of New York Mellon Corp. (The)	51,853	1,601,221
BlackRock, Inc.	4,221	919,165
Blackstone Group LP (The)	11,818	165,452
E*TRADE Financial Corp.(1)	50,716	83,682
Federated Investors, Inc., Class B	22,093	582,813
Fortress Investment Group LLC, Class A(1)	34,462	137,503
Goldman Sachs Group, Inc. (The)	23,016	3,927,220
Investment Technology Group, Inc.(1)	4,591	76,624
Legg Mason, Inc.	2,812	80,620
Morgan Stanley	75,621	2,214,939
		9,789,239
CHEMICALS ― 2.7%
Ashland, Inc.	10,171	536,724
Cabot Corp.	16,918	514,307
CF Industries Holdings, Inc.	12,956	1,181,328
Eastman Chemical Co.	6,572	418,505
Huntsman Corp.	106,469	1,282,952
Lubrizol Corp.	22,903	2,100,663
OM Group, Inc.(1)	22,449	760,572
Terra Industries, Inc.	24,807	1,135,168

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Valspar Corp.	17,053	$ 502,723
W.R. Grace & Co.(1)	7,541	209,338
		8,642,280
COMMERCIAL BANKS ― 3.3%
Bank of Hawaii Corp.	16,441	739,023
BB&T Corp.	4,439	143,779
Canadian Imperial Bank of Commerce	1,950	142,350
CapitalSource, Inc.	21,893	122,382
Cathay General Bancorp.	7,421	86,455
Fifth Third Bancorp.	13,884	188,684
First Horizon National Corp.(1)	30,936	434,650
Huntington Bancshares, Inc.	110,153	591,522
KeyCorp	42,762	331,406
Marshall & Ilsley Corp.	22,907	184,401
PNC Financial Services Group, Inc.	16,330	974,901
Regions Financial Corp.	28,610	224,588
Synovus Financial Corp.	42,484	139,772
TCF Financial Corp.	5,478	87,319
U.S. Bancorp.	41,979	1,086,417
Wells Fargo & Co.	149,650	4,657,108
Wilmington Trust Corp.	8,257	136,818
Zions Bancorp.	25,072	547,071
		10,818,646
COMMERCIAL SERVICES & SUPPLIES ― 0.1%
R.R. Donnelley & Sons Co.	18,122	386,905
Waste Management, Inc.	419	14,426
		401,331
COMMUNICATIONS EQUIPMENT ― 3.3%
ADC Telecommunications, Inc.(1)	69,155	505,523
Arris Group, Inc.(1)	38,216	458,974
Cisco Systems, Inc.(1)	200,406	5,216,568
CommScope, Inc.(1)	13,824	387,349
Harris Corp.	5,620	266,894
Plantronics, Inc.	12,390	387,559
Polycom, Inc.(1)	6,955	212,684
QUALCOMM, Inc.	62,245	2,613,668
Research In Motion Ltd.(1)	6,762	500,050
Tellabs, Inc.	36,778	278,409
		10,827,678
COMPUTERS & PERIPHERALS ― 4.2%
Apple, Inc.(1)	31,320	7,358,008
Diebold, Inc.	11,101	352,568
EMC Corp.(1)	36,122	651,641
Hewlett-Packard Co.	33,070	1,757,670
Lexmark International, Inc., Class A(1)	9,740	351,419
Seagate Technology(1)	78,996	1,442,467
Synaptics, Inc.(1)	10,049	277,453
Western Digital Corp.(1)	37,779	1,473,003
		13,664,229
CONSTRUCTION & ENGINEERING ― 0.7%
EMCOR Group, Inc.(1)	47,969	1,181,476
Shaw Group, Inc. (The)(1)	19,776	680,690

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

URS Corp.(1)	6,265	$ 310,807
		2,172,973
CONSUMER FINANCE ― 0.6%
American Express Co.	13,971	576,443
AmeriCredit Corp.(1)	6,423	152,611
Cash America International, Inc.	26,016	1,027,112
Discover Financial Services	10,399	154,945
		1,911,111
CONTAINERS & PACKAGING ― 0.5%
Graphic Packaging Holding Co.(1)	113,357	409,219
Rock-Tenn Co., Class A	18,483	842,270
Silgan Holdings, Inc.	1,733	104,379
Sonoco Products Co.	7,336	225,875
		1,581,743
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Corinthian Colleges, Inc.(1)	22,733	399,873
DIVERSIFIED FINANCIAL SERVICES ― 4.4%
Bank of America Corp.	369,179	6,589,845
Citigroup, Inc.(1)	206,466	836,187
JPMorgan Chase & Co.	153,100	6,851,225
		14,277,257
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.1%
AT&T, Inc.	188,806	4,878,747
Verizon Communications, Inc.	60,699	1,882,883
		6,761,630
ELECTRIC UTILITIES ― 0.8%
Entergy Corp.	6,523	530,646
Exelon Corp.	19,744	864,984
FPL Group, Inc.	27,302	1,319,506
		2,715,136
ELECTRICAL EQUIPMENT ― 0.1%
Cooper Industries plc	5,011	240,227
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.6%
Anixter International, Inc.(1)	7,627	357,325
Arrow Electronics, Inc.(1)	40,839	1,230,479
Avnet, Inc.(1)	14,765	442,950
Celestica, Inc.(1)	85,595	935,554
Molex, Inc.	5,442	113,520
Tech Data Corp.(1)	19,228	805,653
Tyco Electronics Ltd.	48,444	1,331,241
		5,216,722
ENERGY EQUIPMENT & SERVICES ― 1.4%
Complete Production Services, Inc.(1)	29,122	336,359
Ensco International plc ADR	6,953	311,355
Helix Energy Solutions Group, Inc.(1)	1,540	20,066
National Oilwell Varco, Inc.	42,804	1,736,986
Noble Corp.(1)	1,611	67,372
Oil States International, Inc.(1)	15,612	707,848
Schlumberger Ltd.	17,337	1,100,206
Transocean Ltd.(1)	4,417	381,541
		4,661,733

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

FOOD & STAPLES RETAILING ― 1.8%
Safeway, Inc.	64,959	$ 1,614,881
SUPERVALU, INC.	28,725	479,133
SYSCO Corp.	41,753	1,231,713
Wal-Mart Stores, Inc.	47,931	2,664,964
		5,990,691
FOOD PRODUCTS ― 2.5%
ConAgra Foods, Inc.	67,844	1,700,849
Corn Products International, Inc.	7,323	253,815
Del Monte Foods Co.	49,825	727,445
Dole Food Co., Inc.(1)	31,961	378,738
Fresh Del Monte Produce, Inc.(1)	2,138	43,295
General Mills, Inc.	1,953	138,253
Hershey Co. (The)	6,740	288,539
J.M. Smucker Co. (The)	9,679	583,257
Kraft Foods, Inc., Class A	29,252	884,580
Lancaster Colony Corp.	5,874	346,331
Mead Johnson Nutrition Co.	9,205	478,936
Smithfield Foods, Inc.(1)	22,764	472,125
Tyson Foods, Inc., Class A	90,279	1,728,843
		8,025,006
GAS UTILITIES ― 0.2%
ONEOK, Inc.	10,901	497,631
UGI Corp.	3,860	102,444
		600,075
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.3%
Becton, Dickinson & Co.	7,056	555,519
C.R. Bard, Inc.	22,719	1,967,920
Hospira, Inc.(1)	3,002	170,063
Medtronic, Inc.	17,778	800,543
STERIS Corp.	22,223	748,026
		4,242,071
HEALTH CARE PROVIDERS & SERVICES ― 3.7%
Cardinal Health, Inc.	71,095	2,561,553
Centene Corp.(1)	18,622	447,673
Coventry Health Care, Inc.(1)	61,856	1,529,080
Henry Schein, Inc.(1)	424	24,974
Humana, Inc.(1)	52,823	2,470,532
Magellan Health Services, Inc.(1)	9,713	422,321
Medco Health Solutions, Inc.(1)	22,825	1,473,582
UnitedHealth Group, Inc.	45,613	1,490,177
WellPoint, Inc.(1)	24,220	1,559,283
		11,979,175
HOTELS, RESTAURANTS & LEISURE ― 0.9%
McDonald's Corp.	21,733	1,450,026
Panera Bread Co., Class A(1)	16,678	1,275,700
Starbucks Corp.(1)	11,538	280,027
		3,005,753
HOUSEHOLD DURABLES ― 1.1%
American Greetings Corp., Class A	20,335	423,781
D.R. Horton, Inc.	33,909	427,254
Harman International Industries, Inc.(1)	12,803	598,924

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

NVR, Inc.(1)	2,136	$ 1,551,804
Ryland Group, Inc.	19,155	429,838
		3,431,601
HOUSEHOLD PRODUCTS ― 2.3%
Colgate-Palmolive Co.	8,815	751,567
Kimberly-Clark Corp.	24,028	1,510,880
Procter & Gamble Co. (The)	84,196	5,327,081
		7,589,528
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.4%
Constellation Energy Group, Inc.	86,993	3,054,324
Mirant Corp.(1)	77,270	839,152
NRG Energy, Inc.(1)	34,562	722,346
		4,615,822
INDUSTRIAL CONGLOMERATES ― 1.8%
3M Co.	22,597	1,888,431
Carlisle Cos., Inc.	37,796	1,440,028
General Electric Co.	137,790	2,507,778
		5,836,237
INSURANCE ― 4.3%
ACE Ltd.	10,243	535,709
Allied World Assurance Co. Holdings Ltd.	17,879	801,873
Allstate Corp. (The)	3,369	108,852
American Financial Group, Inc.	61,896	1,760,941
American International Group, Inc.(1)	3,176	108,429
Aspen Insurance Holdings Ltd.	12,571	362,548
Berkshire Hathaway, Inc., Class B(1)	11,318	919,814
Chubb Corp. (The)	16,665	864,080
CNA Financial Corp.(1)	16,622	444,140
Conseco, Inc.(1)	13,867	86,253
Delphi Financial Group, Inc., Class A	4,140	104,162
Endurance Specialty Holdings Ltd.	22,451	834,055
Genworth Financial, Inc., Class A(1)	6,494	119,100
Hartford Financial Services Group, Inc. (The)	2,342	66,560
Horace Mann Educators Corp.	9,899	149,079
Loews Corp.	3,425	127,684
MetLife, Inc.	4,387	190,132
Old Republic International Corp.	9,326	118,254
Principal Financial Group, Inc.	4,464	130,393
Protective Life Corp.	5,054	111,137
Prudential Financial, Inc.	54,630	3,305,115
Reinsurance Group of America, Inc.	620	32,562
Transatlantic Holdings, Inc.	1,827	96,466
Travelers Cos., Inc. (The)	44,456	2,397,957
WR Berkley Corp.	2,163	56,433
		13,831,728
INTERNET & CATALOG RETAIL ― 0.7%
Amazon.com, Inc.(1)	7,751	1,052,043
Netflix, Inc.(1)	15,552	1,146,805
		2,198,848
INTERNET SOFTWARE & SERVICES ― 1.8%
AOL, Inc.(1)	25,096	634,427
EarthLink, Inc.	50,162	428,383

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Google, Inc., Class A(1)	8,411	$ 4,769,121
		5,831,931
IT SERVICES ― 4.1%
Acxiom Corp.(1)	9,412	168,851
Automatic Data Processing, Inc.	54,614	2,428,685
Convergys Corp.(1)	99,625	1,221,403
Global Payments, Inc.	13,066	595,156
International Business Machines Corp.	53,827	6,903,313
NeuStar, Inc., Class A(1)	9,491	239,173
Western Union Co. (The)	86,742	1,471,144
Wright Express Corp.(1)	6,886	207,406
		13,235,131
LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Polaris Industries, Inc.	12,866	658,225
LIFE SCIENCES TOOLS & SERVICES ― 0.9%
Bruker Corp.(1)	72,246	1,058,404
Millipore Corp.(1)	17,422	1,839,763
		2,898,167
MACHINERY ― 1.6%
Briggs & Stratton Corp.	16,055	313,073
Caterpillar, Inc.	8,344	524,420
Cummins, Inc.	16,247	1,006,502
Graco, Inc.	9,931	317,792
Lincoln Electric Holdings, Inc.	4,132	224,492
Manitowoc Co., Inc. (The)	25,370	329,810
Mueller Industries, Inc.	15,504	415,352
Oshkosh Corp.(1)	7,298	294,401
Timken Co.	39,827	1,195,208
WABCO Holdings, Inc.(1)	22,874	684,390
		5,305,440
MEDIA ― 2.1%
CBS Corp., Class B	2,017	28,117
Comcast Corp., Class A	157,947	2,972,563
Gannett Co., Inc.	8,966	148,118
Scholastic Corp.	11,539	323,092
Time Warner, Inc.	98,612	3,083,597
Walt Disney Co. (The)	7,360	256,938
		6,812,425
METALS & MINING ― 1.4%
Commercial Metals Co.	26,770	403,156
Freeport-McMoRan Copper & Gold, Inc.	8,565	715,520
Newmont Mining Corp.	23,392	1,191,355
Reliance Steel & Aluminum Co.	27,156	1,336,890
Worthington Industries, Inc.	56,997	985,478
		4,632,399
MULTILINE RETAIL ― 0.8%
Big Lots, Inc.(1)	3,501	127,506
Dillard's, Inc., Class A	24,563	579,687
Dollar Tree, Inc.(1)	10,087	597,352
Family Dollar Stores, Inc.	15,414	564,307
Macy's, Inc.	24,583	535,172

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Sears Holdings Corp.(1)	837	$ 90,756
		2,494,780
MULTI-INDUSTRY ― 0.4%
Financial Select Sector SPDR Fund	79,902	1,276,035
MULTI-UTILITIES ― 2.2%
DTE Energy Co.	33,133	1,477,732
Integrys Energy Group, Inc.	62,666	2,969,115
NiSource, Inc.	23,662	373,859
Public Service Enterprise Group, Inc.	74,390	2,195,993
		7,016,699
OFFICE ELECTRONICS ― 0.3%
Xerox Corp.	83,858	817,615
OIL, GAS & CONSUMABLE FUELS ― 8.3%
Anadarko Petroleum Corp.	15,429	1,123,694
Apache Corp.	14,867	1,509,001
Canadian Natural Resources Ltd.	16,357	1,211,072
Chevron Corp.	49,491	3,752,903
Cimarex Energy Co.	11,621	690,055
ConocoPhillips	47,584	2,434,873
Exxon Mobil Corp.	154,732	10,363,949
Murphy Oil Corp.	19,750	1,109,753
Occidental Petroleum Corp.	24,717	2,089,575
Peabody Energy Corp.	21,944	1,002,841
Tesoro Corp.	6,780	94,242
World Fuel Services Corp.	56,991	1,518,240
		26,900,198
PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co.	26,771	658,834
PHARMACEUTICALS ― 5.5%
Abbott Laboratories	42,453	2,236,424
Eli Lilly & Co.	100,397	3,636,379
Endo Pharmaceuticals Holdings, Inc.(1)	40,396	956,981
Forest Laboratories, Inc.(1)	46,366	1,454,038
Johnson & Johnson	110,987	7,236,352
King Pharmaceuticals, Inc.(1)	75,769	891,044
Merck & Co., Inc.	10,291	384,369
Pfizer, Inc.	57,737	990,190
Valeant Pharmaceuticals International(1)	5,075	217,768
		18,003,545
PROFESSIONAL SERVICES(2)
Manpower, Inc.	2,389	136,460
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Annaly Capital Management, Inc.	8,511	146,219
CBL & Associates Properties, Inc.	10,431	142,905
Duke Realty Corp.	7,205	89,342
Public Storage	1,203	110,664
Simon Property Group, Inc.	2,943	246,918
SPDR Dow Jones REIT Fund	43,660	2,347,161
		3,083,209
ROAD & RAIL ― 0.7%
CSX Corp.	10,430	530,887
Norfolk Southern Corp.	9,616	537,438

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Union Pacific Corp.	16,335	$ 1,197,356
		2,265,681
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.8%
Broadcom Corp., Class A	42,548	1,411,743
Integrated Device Technology, Inc.(1)	63,565	389,653
Intel Corp.	131,398	2,924,919
LSI Corp.(1)	113,794	696,419
Marvell Technology Group Ltd.(1)	8,837	180,098
RF Micro Devices, Inc.(1)	97,832	487,203
Skyworks Solutions, Inc.(1)	57,682	899,839
Tessera Technologies, Inc.(1)	9,609	194,871
Texas Instruments, Inc.	63,250	1,547,728
Xilinx, Inc.	14,517	370,184
		9,102,657
SOFTWARE ― 4.6%
ACI Worldwide, Inc.(1)	8,545	176,113
Cadence Design Systems, Inc.(1)	65,629	437,089
Fair Isaac Corp.	17,774	450,393
Intuit, Inc.(1)	73,059	2,508,846
Mentor Graphics Corp.(1)	48,549	389,363
Microsoft Corp.	221,653	6,487,783
Oracle Corp.	68,620	1,762,848
Quest Software, Inc.(1)	11,556	205,581
Sybase, Inc.(1)	31,238	1,456,316
Symantec Corp.(1)	40,192	680,049
Synopsys, Inc.(1)	20,979	469,300
		15,023,681
SPECIALTY RETAIL ― 2.3%
AutoZone, Inc.(1)	698	120,817
Barnes & Noble, Inc.	20,876	451,339
Gap, Inc. (The)	71,533	1,653,128
Home Depot, Inc. (The)	986	31,897
PetSmart, Inc.	6,427	205,407
Rent-A-Center, Inc.(1)	18,207	430,595
Ross Stores, Inc.	44,714	2,390,858
Sherwin-Williams Co. (The)	10,340	699,811
Williams-Sonoma, Inc.	54,068	1,421,448
		7,405,300
TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Jones Apparel Group, Inc.	32,546	619,025
THRIFTS & MORTGAGE FINANCE ― 0.1%
MGIC Investment Corp.(1)	11,899	130,532
Ocwen Financial Corp.(1)	11,982	132,880
		263,412
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
WESCO International, Inc.(1)	10,778	374,104
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Sprint Nextel Corp.(1)	110,387	419,471
TOTAL COMMON STOCKS
(Cost $274,584,185)		323,735,542

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	53,908	$ 53,908
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 1/31/17, valued at $2,559,272), in a joint trading account at 0.01%, dated 3/31/10, due 4/1/10 (Delivery value $2,500,001)		2,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,553,908)		2,553,908
TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $277,138,093)		326,289,450
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,245,880)
TOTAL NET ASSETS — 100.0%		$325,043,570

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

NT Equity Growth – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$323,735,542	–	–
Temporary Cash Investments	53,908	$2,500,000	–
Total Value of Investment Securities	$323,789,450	$2,500,000	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$286,959,415
Gross tax appreciation of investments	$ 41,985,173
Gross tax depreciation of investments	(2,655,138)
Net tax appreciation (depreciation) of investments	$ 39,330,035

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

March 31, 2010

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE ― 2.6%
AAR Corp.(1)	6,629	$ 164,532
American Science & Engineering, Inc.	1,288	96,497
Applied Signal Technology, Inc.	3,234	63,322
Astronics Corp.(1)	874	8,574
Ceradyne, Inc.(1)	2,424	55,000
Cubic Corp.	12,992	467,712
DynCorp International, Inc., Class A(1)	5,780	66,412
Esterline Technologies Corp.(1)	3,633	179,579
GenCorp, Inc.(1)	10,481	60,370
Moog, Inc., Class A(1)	7,259	257,114
Orbital Sciences Corp.(1)	14,864	282,565
Triumph Group, Inc.	4,678	327,881
		2,029,558
AIR FREIGHT & LOGISTICS ― 0.3%
Hub Group, Inc., Class A(1)	9,496	265,698
AIRLINES ― 0.2%
Republic Airways Holdings, Inc.(1)	9,047	53,558
SkyWest, Inc.	9,727	138,902
		192,460
AUTO COMPONENTS ― 0.6%
Hawk Corp., Class A(1)	13,420	261,690
Spartan Motors, Inc.	18,695	104,692
Standard Motor Products, Inc.	8,931	88,596
		454,978
BIOTECHNOLOGY ― 1.5%
Arqule, Inc.(1)	4,051	23,334
Array Biopharma, Inc.(1)	12,878	35,286
Cubist Pharmaceuticals, Inc.(1)	19,067	429,770
Emergent Biosolutions, Inc.(1)	7,678	128,914
Enzon Pharmaceuticals, Inc.(1)	7,861	80,025
Exelixis, Inc.(1)	7,937	48,177
Infinity Pharmaceuticals, Inc.(1)	1,180	7,198
Ligand Pharmaceuticals, Inc., Class B(1)	13,469	23,571
Martek Biosciences Corp.(1)	13,975	314,577
Osiris Therapeutics, Inc.(1)	3,906	28,904
QLT, Inc.(1)	8,082	41,218
Synta Pharmaceuticals Corp.(1)	6,902	29,748
		1,190,722
BUILDING PRODUCTS ― 1.0%
Apogee Enterprises, Inc.	18,234	288,279
Gibraltar Industries, Inc.(1)	16,533	208,481
NCI Building Systems, Inc.(1)	1,168	12,895
Simpson Manufacturing Co., Inc.	7,461	207,117
Universal Forest Products, Inc.	1,830	70,492
		787,264
CAPITAL MARKETS ― 1.8%
Allied Capital Corp.(1)	3,890	19,333
Apollo Investment Corp.	1,723	21,934
BGC Partners, Inc., Class A	10,573	64,601

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Calamos Asset Management, Inc., Class A	29,892	$ 428,651
E*TRADE Financial Corp.(1)	4,466	7,369
Evercore Partners, Inc., Class A	2,228	66,840
Gladstone Capital Corp.	1,896	22,373
Gladstone Investment Corp.	2,488	14,878
Hercules Technology Growth Capital, Inc.	2,610	27,640
Investment Technology Group, Inc.(1)	14,764	246,411
MCG Capital Corp.(1)	2,924	15,234
NGP Capital Resources Co.	4,097	34,907
Oppenheimer Holdings, Inc., Class A	721	18,393
optionsXpress Holdings, Inc.(1)	21,798	355,089
SWS Group, Inc.	2,927	33,748
TICC Capital Corp.	3,056	20,139
TradeStation Group, Inc.(1)	5,862	41,093
		1,438,633
CHEMICALS ― 2.7%
A. Schulman, Inc.	15,502	379,334
Innophos Holdings, Inc.	16,364	456,556
Innospec, Inc.(1)	2,562	29,104
Koppers Holdings, Inc.	20,612	583,732
Minerals Technologies, Inc.	807	41,835
OM Group, Inc.(1)	7,357	249,255
PolyOne Corp.(1)	6,996	71,639
Solutia, Inc.(1)	20,930	337,182
		2,148,637
COMMERCIAL BANKS ― 5.6%
Bank of Hawaii Corp.	7,778	349,621
Banner Corp.	6,463	24,818
Boston Private Financial Holdings, Inc.	16,327	120,330
Central Pacific Financial Corp.(1)	12,409	20,847
Citizens Republic Bancorp., Inc.(1)	17,642	20,818
City National Corp.	2,466	133,090
Columbia Banking System, Inc.	4,439	90,156
Community Bank System, Inc.	9,395	214,018
CVB Financial Corp.	14,568	144,660
Enterprise Financial Services Corp.	781	8,638
First Bancorp.	7,124	17,169
First Midwest Bancorp., Inc.	15,958	216,231
Guaranty Bancorp(1)	823	1,309
Hancock Holding Co.	5,263	220,046
Hanmi Financial Corp.(1)	10,122	24,293
IBERIABANK Corp.	838	50,288
MainSource Financial Group, Inc.	1,302	8,762
Nara Bancorp., Inc.(1)	6,123	53,637
NBT Bancorp., Inc.	9,150	209,077
Old Second Bancorp, Inc.	1,967	12,963
Pacific Capital Bancorp NA(1)	16,534	29,927
PacWest Bancorp.	3,293	75,146
Prosperity Bancshares, Inc.	7,997	327,877
Santander BanCorp(1)	1,767	21,681
Signature Bank(1)	8,773	325,040
South Financial Group, Inc. (The)	40,724	28,152

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Southwest Bancorp., Inc.	3,890	$ 32,170
Sterling Bancshares, Inc.	20,532	114,569
Sterling Financial Corp.(1)	31,039	17,692
SVB Financial Group(1)	7,936	370,294
Tompkins Financial Corp.	1,942	70,844
Trustmark Corp.	4,464	109,055
UMB Financial Corp.	9,426	382,696
Umpqua Holdings Corp.	18,235	241,796
United Bankshares, Inc.	5,071	132,962
United Community Banks, Inc.(1)	4,592	20,251
West Bancorp., Inc.	1,396	9,186
Westamerica Bancorp.	2,064	118,990
Western Alliance Bancorp.(1)	3,957	22,515
Wilshire Bancorp., Inc.	5,351	59,021
		4,450,635
COMMERCIAL SERVICES & SUPPLIES ― 1.3%
ABM Industries, Inc.	9,909	210,071
American Reprographics Co.(1)	7,066	63,382
APAC Customer Services, Inc.(1)	5,044	29,003
ATC Technology Corp.(1)	10,622	182,273
Consolidated Graphics, Inc.(1)	1,142	47,290
M&F Worldwide Corp.(1)	1,598	48,899
PRGX Global, Inc.(1)	8,104	47,570
SYKES Enterprises, Inc.(1)	6,501	148,483
Tetra Tech, Inc.(1)	11,915	274,522
Waste Services, Inc.(1)	1,245	12,313
		1,063,806
COMMUNICATIONS EQUIPMENT ― 2.3%
Arris Group, Inc.(1)	38,514	462,553
Blue Coat Systems, Inc.(1)	7,983	247,792
Comtech Telecommunications Corp.(1)	6,682	213,757
Harmonic, Inc.(1)	25,272	159,466
InterDigital, Inc.(1)	6,515	181,508
Oplink Communications, Inc.(1)	1,603	29,720
Opnext, Inc.(1)	7,137	16,843
PC-Tel, Inc.(1)	3,854	23,818
Powerwave Technologies, Inc.(1)	29,437	36,796
Seachange International, Inc.(1)	5,816	41,759
Sierra Wireless, Inc.(1)	10,841	91,390
Symmetricom, Inc.(1)	12,897	75,190
Tekelec(1)	13,515	245,432
Tollgrade Communications, Inc.(1)	752	4,730
		1,830,754
COMPUTERS & PERIPHERALS ― 0.8%
Cray, Inc.(1)	7,043	41,906
Novatel Wireless, Inc.(1)	17,008	114,464
Synaptics, Inc.(1)	17,814	491,844
		648,214
CONSTRUCTION & ENGINEERING ― 1.9%
Comfort Systems USA, Inc.	9,767	121,990
Dycom Industries, Inc.(1)	13,779	120,842
EMCOR Group, Inc.(1)	33,425	823,257

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Insituform Technologies, Inc., Class A(1)	8,444	$ 224,695
Michael Baker Corp.(1)	5,481	188,985
		1,479,769
CONSUMER FINANCE ― 0.9%
Advance America Cash Advance Centers, Inc.	3,843	22,366
Cash America International, Inc.	7,333	289,507
CompuCredit Holdings Corp.	2,794	14,417
First Cash Financial Services, Inc.(1)	6,835	147,431
First Marblehead Corp. (The)(1)	7,678	21,806
Nelnet, Inc., Class A	1,004	18,634
Rewards Network, Inc.	1,051	14,083
World Acceptance Corp.(1)	4,948	178,524
		706,768
CONTAINERS & PACKAGING ― 1.3%
AEP Industries, Inc.(1)	415	10,798
Boise, Inc.(1)	10,688	65,517
Graphic Packaging Holding Co.(1)	15,427	55,692
Rock-Tenn Co., Class A	19,866	905,294
		1,037,301
DISTRIBUTORS(2)
Audiovox Corp., Class A(1)	1,010	7,858
DIVERSIFIED CONSUMER SERVICES ― 1.3%
Capella Education Co.(1)	4,598	426,878
Corinthian Colleges, Inc.(1)	3,549	62,427
Hillenbrand, Inc.	15,281	336,029
Jackson Hewitt Tax Service, Inc.(1)	3,617	7,234
Mac-Gray Corp.	698	7,880
Pre-Paid Legal Services, Inc.(1)	2,222	84,103
Universal Technical Institute, Inc.(1)	5,242	119,623
		1,044,174
DIVERSIFIED FINANCIAL SERVICES ― 0.4%
Interactive Brokers Group, Inc., Class A(1)	10,885	175,793
PHH Corp.(1)	5,408	127,466
		303,259
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.1%
Neutral Tandem, Inc.(1)	4,067	64,991
ELECTRIC UTILITIES ― 0.6%
Central Vermont Public Service Corp.	2,733	55,125
Maine & Maritimes Corp.	1,537	67,474
UIL Holdings Corp.	2,637	72,518
UniSource Energy Corp.	10,076	316,789
		511,906
ELECTRICAL EQUIPMENT ― 1.3%
Acuity Brands, Inc.	3,199	135,030
AZZ, Inc.	2,197	74,368
EnerSys(1)	6,282	154,914
GrafTech International Ltd.(1)	15,525	212,227
Powell Industries, Inc.(1)	5,645	183,632
Thomas & Betts Corp.(1)	6,798	266,753
		1,026,924
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 4.4%
Agilysys, Inc.	4,256	47,539

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Anixter International, Inc.(1)	1,200	$ 56,220
Benchmark Electronics, Inc.(1)	27,339	567,011
Brightpoint, Inc.(1)	14,000	105,420
Celestica, Inc.(1)	28,418	310,609
CTS Corp.	8,984	84,629
Electro Scientific Industries, Inc.(1)	8,605	110,230
Gerber Scientific, Inc.(1)	10,197	63,323
Insight Enterprises, Inc.(1)	24,605	353,328
Mercury Computer Systems, Inc.(1)	4,624	63,441
Methode Electronics, Inc.	55,142	545,906
Multi-Fineline Electronix, Inc.(1)	485	12,494
Newport Corp.(1)	9,384	117,300
PAR Technology Corp.(1)	1,244	7,526
PC Mall, Inc.(1)	1,511	7,646
Plexus Corp.(1)	7,600	273,828
Radisys Corp.(1)	6,766	60,623
ScanSource, Inc.(1)	2,244	64,582
SYNNEX Corp.(1)	5,046	149,160
Tech Data Corp.(1)	6,712	281,233
Technitrol, Inc.	19,136	101,038
TTM Technologies, Inc.(1)	10,742	95,389
		3,478,475
ENERGY EQUIPMENT & SERVICES ― 2.6%
Basic Energy Services, Inc.(1)	4,028	31,056
Cal Dive International, Inc.(1)	8,094	59,329
CARBO Ceramics, Inc.	3,277	204,288
Dawson Geophysical Co.(1)	2,373	69,386
Dril-Quip, Inc.(1)	5,171	314,604
ENGlobal Corp.(1)	5,826	16,138
Lufkin Industries, Inc.	1,364	107,960
Matrix Service Co.(1)	7,418	79,818
Oil States International, Inc.(1)	14,838	672,755
Pioneer Drilling Co.(1)	8,763	61,691
Seahawk Drilling, Inc.(1)	2,122	40,000
T-3 Energy Services, Inc.(1)	3,685	90,504
TGC Industries, Inc.(1)	3,580	14,463
Willbros Group, Inc.(1)	22,074	265,109
		2,027,101
FOOD & STAPLES RETAILING ― 1.2%
Andersons, Inc. (The)	14,949	500,493
Nash Finch Co.	3,675	123,664
United Natural Foods, Inc.(1)	11,487	323,129
		947,286
FOOD PRODUCTS ― 1.5%
Diamond Foods, Inc.	4,707	197,882
Dole Food Co., Inc.(1)	4,334	51,358
J&J Snack Foods Corp.	5,255	228,435
Overhill Farms, Inc.(1)	22,854	133,239
TreeHouse Foods, Inc.(1)	13,856	607,863
		1,218,777
GAS UTILITIES ― 1.7%
Chesapeake Utilities Corp.	721	21,486

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Laclede Group, Inc. (The)	8,008	$ 270,030
New Jersey Resources Corp.	14,392	540,563
Northwest Natural Gas Co.	1,194	55,640
South Jersey Industries, Inc.	4,145	174,049
Southwest Gas Corp.	9,249	276,730
		1,338,498
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.0%
American Medical Systems Holdings, Inc.(1)	20,792	386,315
Cantel Medical Corp.	3,145	62,428
CONMED Corp.(1)	3,232	76,954
Cooper Cos., Inc. (The)	11,676	453,963
Cyberonics, Inc.(1)	8,810	168,800
Greatbatch, Inc.(1)	5,201	110,209
Haemonetics Corp.(1)	3,245	185,452
ICU Medical, Inc.(1)	2,359	81,268
Integra LifeSciences Holdings Corp.(1)	8,813	386,274
Invacare Corp.	25,848	686,006
Kensey Nash Corp.(1)	7,768	183,247
STERIS Corp.	1,567	52,745
Symmetry Medical, Inc.(1)	5,813	58,362
Theragenics Corp.(1)	5,251	8,717
Thoratec Corp.(1)	6,870	229,801
		3,130,541
HEALTH CARE PROVIDERS & SERVICES ― 4.9%
Amedisys, Inc.(1)	4,917	271,517
America Service Group, Inc.	1,174	18,890
AMN Healthcare Services, Inc.(1)	5,875	51,700
Amsurg Corp.(1)	2,626	56,695
Catalyst Health Solutions, Inc.(1)	3,513	145,368
Centene Corp.(1)	27,008	649,272
Cross Country Healthcare, Inc.(1)	2,452	24,790
Emergency Medical Services Corp., Class A(1)	6,699	378,829
Gentiva Health Services, Inc.(1)	7,672	216,964
Healthspring, Inc.(1)	13,055	229,768
HMS Holdings Corp.(1)	4,021	205,031
LHC Group, Inc.(1)	11,978	401,622
Magellan Health Services, Inc.(1)	8,039	349,536
Molina Healthcare, Inc.(1)	6,367	160,257
MWI Veterinary Supply, Inc.(1)	567	22,907
Nighthawk Radiology Holdings, Inc.(1)	4,738	15,067
NovaMed, Inc.(1)	2,031	6,905
PharMerica Corp.(1)	7,911	144,138
PSS World Medical, Inc.(1)	17,031	400,399
RehabCare Group, Inc.(1)	4,147	113,089
		3,862,744
HOTELS, RESTAURANTS & LEISURE ― 3.8%
AFC Enterprises, Inc.(1)	26,279	281,974
Bally Technologies, Inc.(1)	5,894	238,943
CEC Entertainment, Inc.(1)	19,573	745,536
Cracker Barrel Old Country Store, Inc.	11,301	524,140
Einstein Noah Restaurant Group, Inc.(1)	2,154	26,171
Isle of Capri Casinos, Inc.(1)	13,985	108,803

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Multimedia Games, Inc.(1)	2,541	$ 9,910
O'Charleys, Inc.(1)	4,326	38,674
Panera Bread Co., Class A(1)	5,097	389,869
Peet's Coffee & Tea, Inc.(1)	9,203	364,899
PF Chang's China Bistro, Inc.(1)	4,745	209,397
Ruth's Hospitality Group, Inc.(1)	18,132	96,100
		3,034,416
HOUSEHOLD DURABLES ― 1.0%
American Greetings Corp., Class A	2,691	56,080
Beazer Homes USA, Inc.(1)	10,546	47,879
Blyth, Inc.	1,822	56,937
Brookfield Homes Corp.(1)	1,622	14,176
Furniture Brands International, Inc.(1)	10,234	65,805
Kid Brands, Inc.(1)	1,813	15,682
La-Z-Boy, Inc.(1)	14,488	181,680
Meritage Homes Corp.(1)	10,948	229,908
Ryland Group, Inc.	2,304	51,702
Standard Pacific Corp.(1)	12,655	57,201
Universal Electronics, Inc.(1)	1,204	26,897
		803,947
HOUSEHOLD PRODUCTS ― 0.3%
Central Garden and Pet Co., Class A(1)	25,822	236,530
INDUSTRIAL CONGLOMERATES ― 0.3%
Carlisle Cos., Inc.	4,409	167,983
Standex International Corp.	2,618	67,466
		235,449
INSURANCE ― 3.3%
Allied World Assurance Co. Holdings Ltd.	10,525	472,046
American Equity Investment Life Holding Co.	2,199	23,419
American Financial Group, Inc.	14,682	417,703
American Safety Insurance Holdings Ltd.(1)	4,360	72,332
AMERISAFE, Inc.(1)	2,179	35,670
Argo Group International Holdings Ltd.	805	26,235
Aspen Insurance Holdings Ltd.	12,913	372,411
Conseco, Inc.(1)	3,114	19,369
Delphi Financial Group, Inc., Class A	17,106	430,387
FBL Financial Group, Inc., Class A	1,120	27,418
First Mercury Financial Corp.	7,777	101,334
Hallmark Financial Services(1)	1,883	16,947
Horace Mann Educators Corp.	1,744	26,265
Maiden Holdings Ltd.	26,560	196,278
Meadowbrook Insurance Group, Inc.	2,716	21,456
National Financial Partners Corp.(1)	1,317	18,570
Navigators Group, Inc. (The)(1)	2,420	95,179
NYMAGIC, Inc.	1,280	27,175
PMA Capital Corp., Class A(1)	4,914	30,172
SeaBright Insurance Holdings, Inc.	509	5,604
Tower Group, Inc.	7,086	157,097
		2,593,067
INTERNET & CATALOG RETAIL ― 0.1%
NutriSystem, Inc.	5,196	92,541

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

INTERNET SOFTWARE & SERVICES ― 1.2%
Dice Holdings, Inc.(1)	3,127	$ 23,765
EarthLink, Inc.	54,878	468,658
j2 Global Communications, Inc.(1)	15,660	366,444
Openwave Systems, Inc.(1)	11,106	25,544
United Online, Inc.	8,299	62,077
		946,488
IT SERVICES ― 3.6%
Acxiom Corp.(1)	30,505	547,260
CACI International, Inc., Class A(1)	5,393	263,448
CIBER, Inc.(1)	36,776	137,542
CSG Systems International, Inc.(1)	37,018	775,897
Cybersource Corp.(1)	11,539	203,548
Global Cash Access Holdings, Inc.(1)	26,238	214,364
Lionbridge Technologies, Inc.(1)	3,122	11,333
TeleTech Holdings, Inc.(1)	9,997	170,749
VeriFone Holdings, Inc.(1)	7,818	158,002
Wright Express Corp.(1)	13,180	396,982
		2,879,125
LEISURE EQUIPMENT & PRODUCTS ― 0.8%
Arctic Cat, Inc.(1)	1,612	17,490
Nautilus, Inc.(1)	4,999	15,097
Polaris Industries, Inc.	8,691	444,632
Smith & Wesson Holding Corp.(1)	24,672	93,260
Sport Supply Group, Inc.	4,630	62,227
		632,706
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Dionex Corp.(1)	3,773	282,145
eResearchTechnology, Inc.(1)	3,459	23,902
		306,047
MACHINERY ― 3.8%
Altra Holdings, Inc.(1)	5,389	73,991
American Railcar Industries, Inc.	3,205	38,973
Chart Industries, Inc.(1)	20,579	411,580
CIRCOR International, Inc.	3,619	120,187
EnPro Industries, Inc.(1)	12,488	363,151
Gardner Denver, Inc.	8,835	389,093
Greenbrier Cos., Inc.(1)	5,053	55,634
Hardinge, Inc.	4,957	44,613
Mueller Industries, Inc.	7,218	193,370
NACCO Industries, Inc., Class A	1,013	75,114
Tecumseh Products Co., Class A(1)	458	5,620
Tennant Co.	4,878	133,608
Timken Co.	16,901	507,199
Toro Co.	7,335	360,662
Watts Water Technologies, Inc., Class A	8,045	249,878
		3,022,673
MARINE ― 0.7%
American Commercial Lines, Inc.(1)	2,276	57,128
Horizon Lines, Inc., Class A	11,976	65,149
Kirby Corp.(1)	11,906	454,214
		576,491

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

MEDIA ― 0.3%
CTC Media, Inc.	3,784	$ 65,161
Journal Communications, Inc., Class A(1)	7,265	30,513
Mediacom Communications Corp., Class A(1)	8,559	50,926
Scholastic Corp.	1,790	50,120
		196,720
METALS & MINING ― 0.4%
Aurizon Mines Ltd.(1)	11,140	53,026
Aurizon Mines Ltd.(1)	1,462	6,881
Brush Engineered Materials, Inc.(1)	5,470	123,458
Haynes International, Inc.	1,665	59,158
Olympic Steel, Inc.	1,753	57,235
		299,758
MULTILINE RETAIL ― 0.8%
Dillard's, Inc., Class A	3,127	73,797
Dollar Tree, Inc.(1)	6,052	358,399
Fred's, Inc., Class A	11,001	131,792
Tuesday Morning Corp.(1)	11,520	75,917
		639,905
MULTI-INDUSTRY ― 0.2%
SPDR KBW Regional Banking ETF	6,492	170,220
MULTI-UTILITIES ― 0.6%
Avista Corp.	9,998	207,058
CH Energy Group, Inc.	2,296	93,769
NorthWestern Corp.	5,520	147,991
		448,818
OIL, GAS & CONSUMABLE FUELS ― 2.1%
Alon USA Energy, Inc.	6,335	45,929
Penn Virginia Corp.	8,888	217,756
Petroleum Development Corp.(1)	3,311	76,716
St. Mary Land & Exploration Co.	11,016	383,467
Stone Energy Corp.(1)	7,594	134,793
Swift Energy Co.(1)	6,572	202,023
Western Refining, Inc.(1)	11,558	63,569
World Fuel Services Corp.	20,467	545,241
		1,669,494
PAPER & FOREST PRODUCTS ― 1.0%
Buckeye Technologies, Inc.(1)	24,896	325,640
Clearwater Paper Corp.(1)	4,159	204,831
Domtar Corp.(1)	920	59,257
KapStone Paper and Packaging Corp.(1)	10,590	125,703
Neenah Paper, Inc.	3,178	50,339
		765,770
PHARMACEUTICALS ― 1.7%
Caraco Pharmaceutical Laboratories Ltd.(1)	1,380	8,266
Depomed, Inc.(1)	8,848	31,410
Matrixx Initiatives, Inc.(1)	7,390	37,467
Medicis Pharmaceutical Corp., Class A	19,455	489,488
Questcor Pharmaceuticals, Inc.(1)	22,463	184,871
Salix Pharmaceuticals Ltd.(1)	3,721	138,607
Sucampo Pharmaceuticals, Inc., Class A(1)	3,161	11,285

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

ViroPharma, Inc.(1)	34,019	$ 463,679
		1,365,073
PROFESSIONAL SERVICES ― 0.3%
COMSYS IT Partners, Inc.(1)	10,496	183,470
GP Strategies Corp.(1)	763	6,379
On Assignment, Inc.(1)	3,912	27,892
SFN Group, Inc.(1)	4,258	34,107
		251,848
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 5.3%
Colonial Properties Trust	18,757	241,590
Corporate Office Properties Trust	3,069	123,159
Equity LifeStyle Properties, Inc.	13,663	736,162
Extra Space Storage, Inc.	9,092	115,287
Government Properties Income Trust	4,602	119,698
Gramercy Capital Corp.(1)	5,414	15,105
Home Properties, Inc.	8,325	389,610
iStar Financial, Inc.(1)	5,532	25,392
Kilroy Realty Corp.	8,940	275,710
Mid-America Apartment Communities, Inc.	7,746	401,165
Mission West Properties, Inc.	2,220	15,274
National Retail Properties, Inc.	11,582	264,417
PS Business Parks, Inc.	7,053	376,630
RAIT Financial Trust(1)	14,385	28,482
Sovran Self Storage, Inc.	4,829	168,339
Tanger Factory Outlet Centers	7,601	328,059
Taubman Centers, Inc.	13,739	548,461
		4,172,540
ROAD & RAIL ― 1.6%
Dollar Thrifty Automotive Group, Inc.(1)	22,334	717,591
Heartland Express, Inc.	13,001	214,517
Knight Transportation, Inc.	8,875	187,174
Old Dominion Freight Line, Inc.(1)	4,210	140,572
		1,259,854
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.6%
Applied Micro Circuits Corp.(1)	5,821	50,235
ASM International NV New York Shares(1)	13,056	351,076
Cirrus Logic, Inc.(1)	1,932	16,209
Cypress Semiconductor Corp.(1)	63,150	726,225
DSP Group, Inc.(1)	3,532	29,421
FEI Co.(1)	9,685	221,883
Integrated Device Technology, Inc.(1)	25,180	154,353
Kopin Corp.(1)	10,202	37,747
Lattice Semiconductor Corp.(1)	21,210	77,841
Micrel, Inc.	6,079	64,802
Microtune, Inc.(1)	3,072	8,387
MKS Instruments, Inc.(1)	11,664	228,498
OmniVision Technologies, Inc.(1)	588	10,102
RF Micro Devices, Inc.(1)	12,535	62,424
Rudolph Technologies, Inc.(1)	12,191	104,477
Sigma Designs, Inc.(1)	4,689	55,002
Silicon Laboratories, Inc.(1)	3,067	146,204
Skyworks Solutions, Inc.(1)	66,331	1,034,764

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Standard Microsystems Corp.(1)	17,064	$ 397,250
Tessera Technologies, Inc.(1)	14,327	290,552
Volterra Semiconductor Corp.(1)	13,766	345,527
		4,412,979
SOFTWARE ― 2.9%
Blackboard, Inc.(1)	4,394	183,054
Epicor Software Corp.(1)	8,978	85,830
EPIQ Systems, Inc.(1)	2,246	27,918
JDA Software Group, Inc.(1)	7,749	215,577
Manhattan Associates, Inc.(1)	7,950	202,566
Mentor Graphics Corp.(1)	5,505	44,150
NetScout Systems, Inc.(1)	7,490	110,777
Progress Software Corp.(1)	10,587	332,749
QAD, Inc.(1)	1,331	6,988
Quest Software, Inc.(1)	5,018	89,270
Radiant Systems, Inc.(1)	7,046	100,546
Soapstone Networks, Inc.	8,428	6,490
Symyx Technologies, Inc.(1)	7,269	32,638
Taleo Corp., Class A(1)	7,387	191,397
TIBCO Software, Inc.(1)	44,638	481,644
Tyler Technologies, Inc.(1)	4,835	90,608
Websense, Inc.(1)	4,786	108,977
		2,311,179
SPECIALTY RETAIL ― 5.0%
Asbury Automotive Group, Inc.(1)	4,069	54,118
Books-A-Million, Inc.	1,036	7,501
Borders Group, Inc.(1)	38,347	65,957
Cato Corp. (The), Class A	7,349	157,562
Children's Place Retail Stores, Inc. (The)(1)	4,918	219,097
Destination Maternity Corp.(1)	463	11,880
Dress Barn, Inc. (The)(1)	12,263	320,800
Finish Line, Inc. (The), Class A	14,621	238,615
Genesco, Inc.(1)	11,004	341,234
Group 1 Automotive, Inc.(1)	5,910	188,293
Hot Topic, Inc.(1)	23,031	149,701
Jo-Ann Stores, Inc.(1)	20,719	869,784
Lithia Motors, Inc., Class A(1)	8,874	56,794
MarineMax, Inc.(1)	4,957	53,337
Rent-A-Center, Inc.(1)	18,378	434,640
Sonic Automotive, Inc., Class A(1)	5,422	59,642
Stage Stores, Inc.	11,985	184,449
Stein Mart, Inc.(1)	6,359	57,422
Tractor Supply Co.	5,845	339,302
Ulta Salon Cosmetics & Fragrance, Inc.(1)	5,065	114,570
		3,924,698
TEXTILES, APPAREL & LUXURY GOODS ― 2.9%
Carter's, Inc.(1)	12,158	366,564
Fossil, Inc.(1)	10,275	387,778
Liz Claiborne, Inc.(1)	15,986	118,776
Maidenform Brands, Inc.(1)	4,753	103,853
Oxford Industries, Inc.	2,811	57,148
Perry Ellis International, Inc.(1)	6,733	152,502

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Quiksilver, Inc.(1)	23,939	$ 113,231
Steven Madden Ltd.(1)	4,075	198,860
True Religion Apparel, Inc.(1)	4,553	138,229
Unifirst Corp.	4,369	225,004
Volcom, Inc.(1)	4,015	78,373
Warnaco Group, Inc. (The)(1)	1,198	57,157
Wolverine World Wide, Inc.	10,034	292,591
		2,290,066
THRIFTS & MORTGAGE FINANCE ― 0.6%
Charter Financial Corp.	1,487	15,911
Dime Community Bancshares	1,767	22,317
Doral Financial Corp.(1)	5,211	22,459
First Niagara Financial Group, Inc.	5,344	75,992
MGIC Investment Corp.(1)	2,562	28,105
Ocwen Financial Corp.(1)	1,336	14,816
Provident Financial Services, Inc.	10,891	129,603
TrustCo Bank Corp. NY	29,457	181,750
		490,953
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
DXP Enterprises, Inc.(1)	850	10,855
Kaman Corp.	2,007	50,195
		61,050
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Syniverse Holdings, Inc.(1)	2,477	48,227
TOTAL COMMON STOCKS
(Cost $61,375,900)		78,826,363
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	27,784	27,784
Repurchase Agreement, Bank of America Securities, LLC, collateralized by various U.S. Treasury obligations, 3.125%, 1/31/17, valued at $1,023,709), in a joint trading account at 0.01%, dated 3/31/10, due 4/1/10 (Delivery value $1,000,000)		1,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,027,784)		1,027,784
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $62,403,684)		79,854,147
OTHER ASSETS AND LIABILITIES — (0.9)%		(729,779)
TOTAL NET ASSETS — 100.0%		$79,124,368

Notes to Schedule of Investments
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

NT Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value.Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$78,819,482	$ 6,881	–
Temporary Cash Investments	27,784	1,000,000	–
Total Value of Investment Securities	$78,847,266	$1,006,881	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$65,454,830
Gross tax appreciation of investments	$15,363,808
Gross tax depreciation of investments	(964,491)
Net tax appreciation (depreciation) of investments	$14,399,317

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

March 31, 2010

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE ― 2.6%
AAR Corp.(1)	30,115	$ 747,454
American Science & Engineering, Inc.	5,930	444,276
Applied Signal Technology, Inc.	16,262	318,410
Astronics Corp.(1)	3,344	32,805
Ceradyne, Inc.(1)	10,996	249,499
Cubic Corp.	57,251	2,061,036
DynCorp International, Inc., Class A(1)	25,732	295,661
Esterline Technologies Corp.(1)	16,288	805,116
GenCorp, Inc.(1)	46,261	266,463
Moog, Inc., Class A(1)	32,346	1,145,695
Orbital Sciences Corp.(1)	64,627	1,228,559
Triumph Group, Inc.	20,878	1,463,339
		9,058,313
AIR FREIGHT & LOGISTICS ― 0.3%
Hub Group, Inc., Class A(1)	42,110	1,178,238
AIRLINES ― 0.2%
Republic Airways Holdings, Inc.(1)	40,467	239,565
SkyWest, Inc.	44,020	628,605
		868,170
AUTO COMPONENTS ― 0.6%
Hawk Corp., Class A(1)	60,035	1,170,683
Spartan Motors, Inc.	84,695	474,292
Standard Motor Products, Inc.	39,809	394,905
		2,039,880
BIOTECHNOLOGY ― 1.5%
Arqule, Inc.(1)	22,195	127,843
Array Biopharma, Inc.(1)	53,516	146,634
Cubist Pharmaceuticals, Inc.(1)	82,103	1,850,602
Emergent Biosolutions, Inc.(1)	32,406	544,097
Enzon Pharmaceuticals, Inc.(1)	36,830	374,929
Exelixis, Inc.(1)	33,723	204,699
Infinity Pharmaceuticals, Inc.(1)	3,634	22,167
Ligand Pharmaceuticals, Inc., Class B(1)	67,457	118,050
Martek Biosciences Corp.(1)	61,240	1,378,512
Osiris Therapeutics, Inc.(1)	18,437	136,434
QLT, Inc.(1)	36,616	186,742
Synta Pharmaceuticals Corp.(1)	35,120	151,367
		5,242,076
BUILDING PRODUCTS ― 1.0%
Apogee Enterprises, Inc.	78,724	1,244,627
Gibraltar Industries, Inc.(1)	71,699	904,124
NCI Building Systems, Inc.(1)	5,509	60,819
Simpson Manufacturing Co., Inc.	33,971	943,035
Universal Forest Products, Inc.	8,359	321,989
		3,474,594
CAPITAL MARKETS ― 1.8%
Allied Capital Corp.(1)	18,774	93,307
Apollo Investment Corp.	7,090	90,256
BGC Partners, Inc., Class A	43,897	268,211

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Calamos Asset Management, Inc., Class A	129,930	$ 1,863,196
E*TRADE Financial Corp.(1)	50,754	83,744
Evercore Partners, Inc., Class A	9,228	276,840
Gladstone Capital Corp.	8,648	102,046
Gladstone Investment Corp.	6,648	39,755
Hercules Technology Growth Capital, Inc.	7,434	78,726
Investment Technology Group, Inc.(1)	65,869	1,099,354
MCG Capital Corp.(1)	15,861	82,636
NGP Capital Resources Co.	13,591	115,795
Oppenheimer Holdings, Inc., Class A	2,888	73,673
optionsXpress Holdings, Inc.(1)	92,738	1,510,702
SWS Group, Inc.	22,683	261,535
TICC Capital Corp.	10,773	70,994
TradeStation Group, Inc.(1)	45,594	319,614
		6,430,384
CHEMICALS ― 2.7%
A. Schulman, Inc.	68,817	1,683,952
Innophos Holdings, Inc.	72,249	2,015,747
Innospec, Inc.(1)	8,031	91,232
Koppers Holdings, Inc.	92,576	2,621,752
Minerals Technologies, Inc.	3,361	174,234
OM Group, Inc.(1)	32,737	1,109,130
PolyOne Corp.(1)	29,839	305,552
Solutia, Inc.(1)	93,702	1,509,539
		9,511,138
COMMERCIAL BANKS ― 5.6%
Bank of Hawaii Corp.	33,427	1,502,544
Banner Corp.	26,377	101,288
Boston Private Financial Holdings, Inc.	74,305	547,628
Central Pacific Financial Corp.(1)	59,349	99,706
Citizens Republic Bancorp., Inc.(1)	93,156	109,924
City National Corp.	10,155	548,065
Columbia Banking System, Inc.	21,190	430,369
Community Bank System, Inc.	41,503	945,438
CVB Financial Corp.	64,503	640,515
Enterprise Financial Services Corp.	3,347	37,018
Farmers Capital Bank Corp.	2,080	17,826
First Bancorp.	35,381	85,268
First Midwest Bancorp., Inc.	72,487	982,199
Guaranty Bancorp(1)	11,077	17,612
Hancock Holding Co.	23,741	992,611
Hanmi Financial Corp.(1)	40,885	98,124
IBERIABANK Corp.	4,600	276,046
MainSource Financial Group, Inc.	6,436	43,314
Nara Bancorp., Inc.(1)	28,208	247,102
NBT Bancorp., Inc.	40,233	919,324
Old Second Bancorp, Inc.	8,396	55,330
Pacific Capital Bancorp NA(1)	68,779	124,490
PacWest Bancorp.	13,985	319,138
Prosperity Bancshares, Inc.	35,304	1,447,464
Santander BanCorp(1)	6,057	74,319
Signature Bank(1)	38,921	1,442,023

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

South Financial Group, Inc. (The)	195,726	$ 135,305
Southwest Bancorp., Inc.	15,421	127,532
Sterling Bancshares, Inc.	95,921	535,239
Sterling Financial Corp.(1)	136,283	77,681
Sun Bancorp, Inc.(1)	5,076	19,999
SVB Financial Group(1)	35,010	1,633,567
Tompkins Financial Corp.	8,513	310,554
Trustmark Corp.	19,209	469,276
UMB Financial Corp.	41,177	1,671,786
Umpqua Holdings Corp.	82,732	1,097,026
United Bankshares, Inc.	22,248	583,343
United Community Banks, Inc.(1)	17,606	77,643
West Bancorp., Inc.	3,357	22,089
Westamerica Bancorp.	8,841	509,684
Western Alliance Bancorp.(1)	15,826	90,050
Wilshire Bancorp., Inc.	25,925	285,953
		19,751,412
COMMERCIAL SERVICES & SUPPLIES ― 1.4%
ABM Industries, Inc.	45,582	966,338
American Reprographics Co.(1)	31,475	282,331
APAC Customer Services, Inc.(1)	27,068	155,641
ATC Technology Corp.(1)	45,907	787,764
Consolidated Graphics, Inc.(1)	5,049	209,079
M&F Worldwide Corp.(1)	6,838	209,243
PRGX Global, Inc.(1)	35,264	207,000
SYKES Enterprises, Inc.(1)	29,989	684,949
Tetra Tech, Inc.(1)	51,083	1,176,952
Waste Services, Inc.(1)	8,182	80,920
		4,760,217
COMMUNICATIONS EQUIPMENT ― 2.3%
Arris Group, Inc.(1)	168,287	2,021,127
Blue Coat Systems, Inc.(1)	35,889	1,113,994
Comtech Telecommunications Corp.(1)	29,631	947,896
Harmonic, Inc.(1)	114,082	719,857
InterDigital, Inc.(1)	27,047	753,529
Oplink Communications, Inc.(1)	7,095	131,541
Opnext, Inc.(1)	27,161	64,100
PC-Tel, Inc.(1)	22,295	137,783
Powerwave Technologies, Inc.(1)	120,080	150,100
Seachange International, Inc.(1)	24,231	173,979
Sierra Wireless, Inc.(1)	45,406	382,773
Symmetricom, Inc.(1)	52,440	305,725
Tekelec(1)	60,037	1,090,272
Tollgrade Communications, Inc.(1)	1,737	10,926
		8,003,602
COMPUTERS & PERIPHERALS ― 0.8%
Cray, Inc.(1)	28,994	172,514
Novatel Wireless, Inc.(1)	74,505	501,419
Synaptics, Inc.(1)	79,804	2,203,388
		2,877,321
CONSTRUCTION & ENGINEERING ― 1.9%
Comfort Systems USA, Inc.	45,024	562,350

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Dycom Industries, Inc.(1)	60,013	$ 526,314
EMCOR Group, Inc.(1)	149,317	3,677,678
Insituform Technologies, Inc., Class A(1)	37,856	1,007,348
Michael Baker Corp.(1)	24,256	836,347
		6,610,037
CONSUMER FINANCE ― 0.9%
Advance America Cash Advance Centers, Inc.	16,104	93,725
Cash America International, Inc.	31,294	1,235,487
CompuCredit Holdings Corp.	14,033	72,411
First Cash Financial Services, Inc.(1)	30,045	648,071
First Marblehead Corp. (The)(1)	34,551	98,125
Nelnet, Inc., Class A	5,061	93,932
Rewards Network, Inc.	2,993	40,106
World Acceptance Corp.(1)	21,575	778,426
		3,060,283
CONTAINERS & PACKAGING ― 1.3%
AEP Industries, Inc.(1)	3,326	86,543
Boise, Inc.(1)	45,493	278,872
Graphic Packaging Holding Co.(1)	67,661	244,256
Rock-Tenn Co., Class A	88,279	4,022,874
		4,632,545
DISTRIBUTORS(2)
Audiovox Corp., Class A(1)	6,900	53,682
DIVERSIFIED CONSUMER SERVICES ― 1.3%
Capella Education Co.(1)	20,647	1,916,868
Corinthian Colleges, Inc.(1)	13,664	240,350
Hillenbrand, Inc.	67,797	1,490,856
Jackson Hewitt Tax Service, Inc.(1)	34,714	69,428
Mac-Gray Corp.	3,689	41,649
Pre-Paid Legal Services, Inc.(1)	9,426	356,774
Universal Technical Institute, Inc.(1)	22,481	513,016
		4,628,941
DIVERSIFIED FINANCIAL SERVICES ― 0.4%
Interactive Brokers Group, Inc., Class A(1)	50,426	814,380
PHH Corp.(1)	23,962	564,784
		1,379,164
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.1%
Neutral Tandem, Inc.(1)	17,549	280,433
ELECTRIC UTILITIES ― 0.6%
Central Vermont Public Service Corp.	12,402	250,148
Maine & Maritimes Corp.	6,295	276,351
UIL Holdings Corp.	10,218	280,995
UniSource Energy Corp.	44,959	1,413,511
		2,221,005
ELECTRICAL EQUIPMENT ― 1.3%
Acuity Brands, Inc.	14,833	626,101
AZZ, Inc.	9,571	323,978
EnerSys(1)	28,449	701,552
GrafTech International Ltd.(1)	69,389	948,548
Powell Industries, Inc.(1)	23,571	766,765
Thomas & Betts Corp.(1)	30,608	1,201,058
		4,568,002

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 4.4%
Agilysys, Inc.	15,211	$ 169,907
Anixter International, Inc.(1)	5,147	241,137
Benchmark Electronics, Inc.(1)	118,362	2,454,828
Brightpoint, Inc.(1)	61,647	464,202
Celestica, Inc.(1)	123,705	1,352,096
CTS Corp.	39,090	368,228
Electro Scientific Industries, Inc.(1)	40,827	522,994
Gerber Scientific, Inc.(1)	46,338	287,759
Insight Enterprises, Inc.(1)	108,150	1,553,034
Mercury Computer Systems, Inc.(1)	19,732	270,723
Methode Electronics, Inc.	246,907	2,444,379
Multi-Fineline Electronix, Inc.(1)	1,589	40,932
Newport Corp.(1)	42,760	534,500
PAR Technology Corp.(1)	5,035	30,462
PC Mall, Inc.(1)	3,838	19,420
Plexus Corp.(1)	33,727	1,215,184
Radisys Corp.(1)	30,922	277,061
ScanSource, Inc.(1)	11,492	330,740
SYNNEX Corp.(1)	21,865	646,329
Tech Data Corp.(1)	28,879	1,210,030
Technitrol, Inc.	85,190	449,803
TTM Technologies, Inc.(1)	49,192	436,825
		15,320,573
ENERGY EQUIPMENT & SERVICES ― 2.6%
Basic Energy Services, Inc.(1)	19,766	152,396
Cal Dive International, Inc.(1)	30,880	226,350
CARBO Ceramics, Inc.	15,356	957,293
Dawson Geophysical Co.(1)	9,643	281,961
Dril-Quip, Inc.(1)	23,458	1,427,185
ENGlobal Corp.(1)	28,750	79,638
Lufkin Industries, Inc.	6,072	480,599
Matrix Service Co.(1)	33,048	355,596
Oil States International, Inc.(1)	64,975	2,945,966
Pioneer Drilling Co.(1)	41,183	289,928
Seahawk Drilling, Inc.(1)	10,102	190,423
T-3 Energy Services, Inc.(1)	16,285	399,960
TGC Industries, Inc.(1)	4,583	18,515
Willbros Group, Inc.(1)	97,270	1,168,213
		8,974,023
FOOD & STAPLES RETAILING ― 1.2%
Andersons, Inc. (The)	66,330	2,220,728
Nash Finch Co.	16,584	558,052
United Natural Foods, Inc.(1)	51,301	1,443,097
		4,221,877
FOOD PRODUCTS ― 1.5%
Diamond Foods, Inc.	20,975	881,789
Dole Food Co., Inc.(1)	18,702	221,619
J&J Snack Foods Corp.	23,601	1,025,936
Overhill Farms, Inc.(1)	98,098	571,911
TreeHouse Foods, Inc.(1)	61,528	2,699,233
		5,400,488

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

GAS UTILITIES ― 1.7%
Chesapeake Utilities Corp.	3,145	$ 93,721
Laclede Group, Inc. (The)	31,118	1,049,299
New Jersey Resources Corp.	64,966	2,440,123
Northwest Natural Gas Co.	4,636	216,037
South Jersey Industries, Inc.	21,011	882,252
Southwest Gas Corp.	39,451	1,180,374
		5,861,806
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.0%
American Medical Systems Holdings, Inc.(1)	93,353	1,734,499
Cantel Medical Corp.	15,109	299,914
CONMED Corp.(1)	14,996	357,055
Cooper Cos., Inc. (The)	51,736	2,011,496
Cyberonics, Inc.(1)	39,789	762,357
Greatbatch, Inc.(1)	22,180	469,994
Haemonetics Corp.(1)	15,036	859,307
ICU Medical, Inc.(1)	11,677	402,273
Integra LifeSciences Holdings Corp.(1)	38,328	1,679,916
Invacare Corp.	112,966	2,998,118
Kensey Nash Corp.(1)	33,877	799,158
STERIS Corp.	6,912	232,658
Symmetry Medical, Inc.(1)	26,316	264,213
Theragenics Corp.(1)	17,326	28,761
Thoratec Corp.(1)	30,528	1,021,161
		13,920,880
HEALTH CARE PROVIDERS & SERVICES ― 4.9%
Amedisys, Inc.(1)	21,917	1,210,257
America Service Group, Inc.	4,306	69,283
AMN Healthcare Services, Inc.(1)	24,762	217,906
Amsurg Corp.(1)	10,420	224,968
Catalyst Health Solutions, Inc.(1)	16,261	672,880
Centene Corp.(1)	120,390	2,894,176
Cross Country Healthcare, Inc.(1)	10,225	103,375
Emergency Medical Services Corp., Class A(1)	30,275	1,712,051
Gentiva Health Services, Inc.(1)	34,022	962,142
Healthspring, Inc.(1)	56,673	997,445
HMS Holdings Corp.(1)	18,181	927,049
LHC Group, Inc.(1)	53,300	1,787,149
Magellan Health Services, Inc.(1)	34,112	1,483,190
Molina Healthcare, Inc.(1)	27,761	698,744
MWI Veterinary Supply, Inc.(1)	3,453	139,501
Nighthawk Radiology Holdings, Inc.(1)	18,077	57,485
NovaMed, Inc.(1)	7,350	24,990
PharMerica Corp.(1)	36,498	664,993
PSS World Medical, Inc.(1)	75,521	1,775,499
RehabCare Group, Inc.(1)	19,559	533,374
		17,156,457
HOTELS, RESTAURANTS & LEISURE ― 3.8%
AFC Enterprises, Inc.(1)	114,191	1,225,269
Bally Technologies, Inc.(1)	27,084	1,097,985
CEC Entertainment, Inc.(1)	86,515	3,295,356
Cracker Barrel Old Country Store, Inc.	50,076	2,322,525

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Einstein Noah Restaurant Group, Inc.(1)	10,197	$ 123,894
Isle of Capri Casinos, Inc.(1)	65,478	509,419
Multimedia Games, Inc.(1)	13,971	54,487
O'Charleys, Inc.(1)	18,974	169,628
Panera Bread Co., Class A(1)	23,206	1,775,027
Peet's Coffee & Tea, Inc.(1)	40,782	1,617,006
PF Chang's China Bistro, Inc.(1)	19,701	869,405
Ruth's Hospitality Group, Inc.(1)	80,132	424,700
		13,484,701
HOUSEHOLD DURABLES ― 1.0%
American Greetings Corp., Class A	12,147	253,143
Beazer Homes USA, Inc.(1)	50,226	228,026
Blyth, Inc.	7,930	247,813
Brookfield Homes Corp.(1)	9,224	80,618
Furniture Brands International, Inc.(1)	46,693	300,236
Kid Brands, Inc.(1)	8,497	73,499
La-Z-Boy, Inc.(1)	62,678	785,982
Meritage Homes Corp.(1)	48,369	1,015,749
Ryland Group, Inc.	9,343	209,657
Standard Pacific Corp.(1)	53,247	240,676
Universal Electronics, Inc.(1)	7,341	163,998
		3,599,397
HOUSEHOLD PRODUCTS ― 0.3%
Central Garden and Pet Co., Class A(1)	113,146	1,036,417
INDUSTRIAL CONGLOMERATES ― 0.3%
Carlisle Cos., Inc.	18,069	688,429
Standex International Corp.	10,712	276,048
		964,477
INSURANCE ― 3.3%
Allied World Assurance Co. Holdings Ltd.	45,776	2,053,054
American Equity Investment Life Holding Co.	10,589	112,773
American Financial Group, Inc.	62,986	1,791,952
American Safety Insurance Holdings Ltd.(1)	18,353	304,476
AMERISAFE, Inc.(1)	15,005	245,632
Argo Group International Holdings Ltd.	2,829	92,197
Aspen Insurance Holdings Ltd.	56,460	1,628,306
Conseco, Inc.(1)	16,354	101,722
Delphi Financial Group, Inc., Class A	77,374	1,946,730
FBL Financial Group, Inc., Class A	4,249	104,015
First Mercury Financial Corp.	32,012	417,116
Hallmark Financial Services(1)	5,513	49,617
Horace Mann Educators Corp.	5,754	86,655
Maiden Holdings Ltd.	116,183	858,592
Meadowbrook Insurance Group, Inc.	12,064	95,306
National Financial Partners Corp.(1)	6,808	95,993
Navigators Group, Inc. (The)(1)	10,816	425,393
NYMAGIC, Inc.	4,021	85,366
PMA Capital Corp., Class A(1)	23,341	143,314
SeaBright Insurance Holdings, Inc.	7,556	83,192
Tower Group, Inc.	34,873	773,134
		11,494,535

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

INTERNET & CATALOG RETAIL ― 0.1%
NutriSystem, Inc.	23,831	$ 424,430
INTERNET SOFTWARE & SERVICES ― 1.2%
Dice Holdings, Inc.(1)	13,701	104,128
EarthLink, Inc.	239,334	2,043,912
j2 Global Communications, Inc.(1)	69,838	1,634,209
Openwave Systems, Inc.(1)	55,456	127,549
United Online, Inc.	34,943	261,374
		4,171,172
IT SERVICES ― 3.6%
Acxiom Corp.(1)	134,454	2,412,105
CACI International, Inc., Class A(1)	23,494	1,147,682
CIBER, Inc.(1)	160,143	598,935
CSG Systems International, Inc.(1)	162,401	3,403,925
Cybersource Corp.(1)	52,343	923,330
Global Cash Access Holdings, Inc.(1)	119,575	976,928
Lionbridge Technologies, Inc.(1)	14,047	50,990
TeleTech Holdings, Inc.(1)	41,883	715,362
VeriFone Holdings, Inc.(1)	34,043	688,009
Wright Express Corp.(1)	61,474	1,851,597
		12,768,863
LEISURE EQUIPMENT & PRODUCTS ― 0.8%
Arctic Cat, Inc.(1)	3,907	42,391
Nautilus, Inc.(1)	22,280	67,286
Polaris Industries, Inc.	38,791	1,984,547
Smith & Wesson Holding Corp.(1)	117,492	444,120
Sport Supply Group, Inc.	17,874	240,226
		2,778,570
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Dionex Corp.(1)	17,233	1,288,684
eResearchTechnology, Inc.(1)	16,601	114,713
		1,403,397
MACHINERY ― 3.8%
Altra Holdings, Inc.(1)	24,103	330,934
American Railcar Industries, Inc.	12,431	151,161
Chart Industries, Inc.(1)	90,376	1,807,520
CIRCOR International, Inc.	17,285	574,035
EnPro Industries, Inc.(1)	55,992	1,628,247
Gardner Denver, Inc.	38,870	1,711,835
Greenbrier Cos., Inc.(1)	20,911	230,230
Hardinge, Inc.	21,021	189,189
Mueller Industries, Inc.	32,099	859,932
NACCO Industries, Inc., Class A	4,396	325,964
Tecumseh Products Co., Class A(1)	5,179	63,546
Tennant Co.	20,977	574,560
Timken Co.	73,578	2,208,076
Toro Co.	31,439	1,545,856
Watts Water Technologies, Inc., Class A	34,801	1,080,919
		13,282,004
MARINE ― 0.7%
American Commercial Lines, Inc.(1)	9,977	250,423
Horizon Lines, Inc., Class A	51,377	279,491

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Kirby Corp.(1)	52,828	$ 2,015,388
		2,545,302
MEDIA ― 0.2%
CTC Media, Inc.	17,517	301,643
Journal Communications, Inc., Class A(1)	33,010	138,642
Mediacom Communications Corp., Class A(1)	33,440	198,968
Scholastic Corp.	7,426	207,928
		847,181
METALS & MINING ― 0.4%
Aurizon Mines Ltd.(1)	57,415	273,295
Brush Engineered Materials, Inc.(1)	24,415	551,047
Haynes International, Inc.	7,553	268,358
Olympic Steel, Inc.	7,593	247,911
		1,340,611
MULTILINE RETAIL ― 0.8%
Dillard's, Inc., Class A	13,387	315,933
Dollar Tree, Inc.(1)	26,072	1,543,984
Fred's, Inc., Class A	50,399	603,780
Tuesday Morning Corp.(1)	47,856	315,371
		2,779,068
MULTI-INDUSTRY ― 0.2%
SPDR KBW Regional Banking ETF	28,340	743,075
MULTI-UTILITIES ― 0.6%
Avista Corp.	42,711	884,545
CH Energy Group, Inc.	11,565	472,314
NorthWestern Corp.	29,195	782,718
		2,139,577
OIL, GAS & CONSUMABLE FUELS ― 2.1%
Alon USA Energy, Inc.	30,093	218,174
Penn Virginia Corp.	40,078	981,911
Petroleum Development Corp.(1)	16,241	376,304
St. Mary Land & Exploration Co.	49,437	1,720,902
Stone Energy Corp.(1)	33,089	587,330
Swift Energy Co.(1)	28,757	883,990
Western Refining, Inc.(1)	50,107	275,589
World Fuel Services Corp.	91,261	2,431,193
		7,475,393
PAPER & FOREST PRODUCTS ― 1.0%
Buckeye Technologies, Inc.(1)	109,988	1,438,643
Clearwater Paper Corp.(1)	18,278	900,192
Domtar Corp.(1)	4,230	272,454
KapStone Paper and Packaging Corp.(1)	44,294	525,770
Neenah Paper, Inc.	14,582	230,979
		3,368,038
PHARMACEUTICALS ― 1.7%
Caraco Pharmaceutical Laboratories Ltd.(1)	7,589	45,458
Depomed, Inc.(1)	36,261	128,727
Matrixx Initiatives, Inc.(1)	29,019	147,126
Medicis Pharmaceutical Corp., Class A	85,108	2,141,317
Questcor Pharmaceuticals, Inc.(1)	98,940	814,276
Salix Pharmaceuticals Ltd.(1)	17,658	657,761
Sucampo Pharmaceuticals, Inc., Class A(1)	12,392	44,240

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

ViroPharma, Inc.(1)	149,556	$ 2,038,448
		6,017,353
PROFESSIONAL SERVICES ― 0.3%
COMSYS IT Partners, Inc.(1)	47,070	822,784
GP Strategies Corp.(1)	5,396	45,110
On Assignment, Inc.(1)	18,973	135,277
SFN Group, Inc.(1)	22,266	178,351
		1,181,522
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 5.3%
Colonial Properties Trust	82,036	1,056,624
Corporate Office Properties Trust	13,965	560,415
Cypress Sharpridge Investments, Inc.	5,513	73,764
Equity LifeStyle Properties, Inc.	59,583	3,210,332
Extra Space Storage, Inc.	41,298	523,659
Government Properties Income Trust	21,155	550,241
Gramercy Capital Corp.(1)	24,450	68,215
Home Properties, Inc.	37,132	1,737,778
iStar Financial, Inc.(1)	27,257	125,110
Kilroy Realty Corp.	39,860	1,229,282
Mid-America Apartment Communities, Inc.	34,247	1,773,652
Mission West Properties, Inc.	6,702	46,110
National Retail Properties, Inc.	52,353	1,195,219
PS Business Parks, Inc.	30,659	1,637,190
RAIT Financial Trust(1)	65,127	128,951
Sovran Self Storage, Inc.	21,229	740,043
Tanger Factory Outlet Centers	33,335	1,438,739
Taubman Centers, Inc.	62,288	2,486,537
Transcontinental Realty Investors, Inc.(1)	630	7,888
		18,589,749
ROAD & RAIL ― 1.6%
Dollar Thrifty Automotive Group, Inc.(1)	99,663	3,202,172
Heartland Express, Inc.	58,501	965,267
Knight Transportation, Inc.	40,961	863,867
Old Dominion Freight Line, Inc.(1)	19,641	655,813
		5,687,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.6%
Applied Micro Circuits Corp.(1)	25,202	217,493
ASM International NV New York Shares(1)	60,378	1,623,564
Cirrus Logic, Inc.(1)	11,045	92,668
Cypress Semiconductor Corp.(1)	281,323	3,235,215
DSP Group, Inc.(1)	13,879	115,612
FEI Co.(1)	44,457	1,018,510
Integrated Device Technology, Inc.(1)	106,850	654,991
Kopin Corp.(1)	43,371	160,473
Lattice Semiconductor Corp.(1)	80,475	295,343
Micrel, Inc.	28,750	306,475
Microtune, Inc.(1)	20,544	56,085
MKS Instruments, Inc.(1)	50,233	984,064
OmniVision Technologies, Inc.(1)	3,248	55,801
RF Micro Devices, Inc.(1)	52,329	260,598
Rudolph Technologies, Inc.(1)	55,883	478,917
Sigma Designs, Inc.(1)	20,081	235,550

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Silicon Laboratories, Inc.(1)	13,607	$ 648,646
Skyworks Solutions, Inc.(1)	296,010	4,617,756
Standard Microsystems Corp.(1)	75,724	1,762,855
Tessera Technologies, Inc.(1)	62,125	1,259,895
Volterra Semiconductor Corp.(1)	61,513	1,543,976
		19,624,487
SOFTWARE ― 2.9%
Blackboard, Inc.(1)	19,702	820,785
Epicor Software Corp.(1)	38,106	364,293
EPIQ Systems, Inc.(1)	12,236	152,093
JDA Software Group, Inc.(1)	34,483	959,317
Manhattan Associates, Inc.(1)	35,062	893,380
Mentor Graphics Corp.(1)	26,825	215,137
NetScout Systems, Inc.(1)	32,840	485,704
Progress Software Corp.(1)	47,135	1,481,453
QAD, Inc.(1)	4,788	25,137
Quest Software, Inc.(1)	22,009	391,540
Radiant Systems, Inc.(1)	31,202	445,253
Soapstone Networks, Inc.	82,937	63,861
Symyx Technologies, Inc.(1)	27,132	121,823
Taleo Corp., Class A(1)	34,601	896,512
TIBCO Software, Inc.(1)	195,902	2,113,783
Tyler Technologies, Inc.(1)	21,973	411,774
Websense, Inc.(1)	19,578	445,791
		10,287,636
SPECIALTY RETAIL ― 5.0%
Asbury Automotive Group, Inc.(1)	19,473	258,991
Books-A-Million, Inc.	4,120	29,829
Borders Group, Inc.(1)	165,980	285,486
Cato Corp. (The), Class A	33,286	713,652
Children's Place Retail Stores, Inc. (The)(1)	21,300	948,915
Destination Maternity Corp.(1)	2,176	55,836
Dress Barn, Inc. (The)(1)	53,655	1,403,615
Finish Line, Inc. (The), Class A	64,348	1,050,159
Genesco, Inc.(1)	48,601	1,507,117
Group 1 Automotive, Inc.(1)	25,860	823,900
Hot Topic, Inc.(1)	106,057	689,370
Jo-Ann Stores, Inc.(1)	91,972	3,860,985
Lithia Motors, Inc., Class A(1)	40,161	257,030
MarineMax, Inc.(1)	20,428	219,805
Rent-A-Center, Inc.(1)	80,812	1,911,204
Sonic Automotive, Inc., Class A(1)	22,795	250,745
Stage Stores, Inc.	53,560	824,288
Stein Mart, Inc.(1)	26,132	235,972
Tractor Supply Co.	27,048	1,570,136
Ulta Salon Cosmetics & Fragrance, Inc.(1)	22,713	513,768
		17,410,803
TEXTILES, APPAREL & LUXURY GOODS ― 2.9%
Carter's, Inc.(1)	54,093	1,630,904
Fossil, Inc.(1)	45,033	1,699,545
Liz Claiborne, Inc.(1)	71,513	531,342
Maidenform Brands, Inc.(1)	21,804	476,417

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Oxford Industries, Inc.	11,875	$ 241,419
Perry Ellis International, Inc.(1)	29,289	663,396
Quiksilver, Inc.(1)	106,227	502,454
Steven Madden Ltd.(1)	17,989	877,863
True Religion Apparel, Inc.(1)	20,267	615,306
Unifirst Corp.	18,844	970,466
Volcom, Inc.(1)	17,557	342,713
Warnaco Group, Inc. (The)(1)	5,223	249,189
Wolverine World Wide, Inc.	46,147	1,345,646
		10,146,660
THRIFTS & MORTGAGE FINANCE ― 0.6%
Charter Financial Corp.	6,942	74,279
Dime Community Bancshares	6,484	81,893
Doral Financial Corp.(1)	23,286	100,363
First Niagara Financial Group, Inc.	24,205	344,195
MGIC Investment Corp.(1)	12,005	131,695
Ocwen Financial Corp.(1)	7,714	85,548
Provident Financial Services, Inc.	47,958	570,700
TrustCo Bank Corp. NY	122,569	756,251
		2,144,924
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
DXP Enterprises, Inc.(1)	5,239	66,902
Kaman Corp.	9,806	245,248
		312,150
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Syniverse Holdings, Inc.(1)	12,483	243,044
TOTAL COMMON STOCKS
(Cost $289,888,226)		349,777,196
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	56,846	56,846
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 01/31/17,valued at $3,275,868), in a joint trading account at 0.01%, dated 3/31/10, due 4/1/10 (Delivery value $3,200,001)		3,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,256,846)		3,256,846
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $293,145,072)		353,034,042
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,786,093)
TOTAL NET ASSETS — 100.0%		$351,247,949

Notes to Schedule of Investments
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

Small Company – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$349,777,196	–	–
Temporary Cash Investments	56,846	$3,200,000	–
Total Value of Investment Securities	$349,834,042	$3,200,000	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 293,970,912
Gross tax appreciation of investments	$ 76,111,635
Gross tax depreciation of investments	(17,048,505)
Net tax appreciation (depreciation) of investments	$ 59,063,130

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

March 31, 2010

Utilities – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.6%
COAL & CONSUMABLE FUELS ― 0.4%
Arch Coal, Inc.	50,400	$ 1,151,640
COMMUNICATIONS EQUIPMENT ― 1.6%
QUALCOMM, Inc.	94,000	3,947,060
ELECTRIC UTILITIES ― 26.5%
Allegheny Energy, Inc.	58,700	1,350,100
American Electric Power Co., Inc.	184,440	6,304,159
Duke Energy Corp.	222,304	3,628,001
E.ON AG ADR	51,900	1,914,591
Edison International	224,500	7,671,165
EDP- Energias de Portugal SA	637,700	2,534,834
EDP- Energias de Portugal SA ADR	3,300	130,680
Entergy Corp.	65,500	5,328,425
Exelon Corp.	154,200	6,755,502
FirstEnergy Corp.	105,300	4,116,177
FPL Group, Inc.	135,900	6,568,047
Iberdrola SA	351,488	2,978,976
Iberdrola SA ADR	1,410	47,729
PPL Corp.	187,100	5,184,541
Progress Energy, Inc.	80,100	3,152,736
Southern Co.	226,300	7,504,108
UniSource Energy Corp.	38,900	1,223,016
		66,392,787
GAS UTILITIES ― 19.4%
AGL Resources, Inc.	144,300	5,577,195
Atmos Energy Corp.	72,600	2,074,182
Energen Corp.	99,900	4,648,347
Laclede Group, Inc. (The)	85,600	2,886,432
National Fuel Gas Co.	114,800	5,803,140
Nicor, Inc.	137,800	5,776,576
Northwest Natural Gas Co.	94,400	4,399,040
ONEOK, Inc.	157,900	7,208,135
Questar Corp.	76,700	3,313,440
Southwest Gas Corp.	33,400	999,328
UGI Corp.	221,000	5,865,340
		48,551,155
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 3.0%
Constellation Energy Group, Inc.	83,100	2,917,641
NRG Energy, Inc.(1)	219,200	4,581,280
		7,498,921
INTEGRATED TELECOMMUNICATION SERVICES ― 18.2%
AT&T, Inc.	462,516	11,951,414
CenturyTel, Inc.	204,254	7,242,847
France Telecom SA ADR	108,200	2,600,046
Koninklijke KPN NV	189,900	3,008,609
Qwest Communications International, Inc.	769,800	4,018,356
Telefonica SA ADR	20,000	1,422,000
Verizon Communications, Inc.	340,699	10,568,483

Utilities – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Shares	Value

Windstream Corp.	438,700	$ 4,777,443
		45,589,198
MULTI-UTILITIES ― 24.0%
Alliant Energy Corp.	39,600	1,317,096
CenterPoint Energy, Inc.	438,900	6,302,604
CMS Energy Corp.	168,700	2,608,102
Consolidated Edison, Inc.	126,600	5,638,764
Dominion Resources, Inc.	126,712	5,209,130
DTE Energy Co.	97,200	4,335,120
MDU Resources Group, Inc.	165,100	3,562,858
NSTAR	113,642	4,025,200
PG&E Corp.	166,200	7,050,204
Public Service Enterprise Group, Inc.	266,900	7,878,888
SCANA Corp.	50,200	1,887,018
Sempra Energy	88,700	4,426,130
Wisconsin Energy Corp.	40,600	2,006,046
Xcel Energy, Inc.	180,400	3,824,480
		60,071,640
OIL & GAS STORAGE & TRANSPORTATION ― 2.3%
El Paso Corp.	293,400	3,180,456
Williams Cos., Inc. (The)	111,700	2,580,270
		5,760,726
WIRELESS TELECOMMUNICATION SERVICES ― 3.2%
America Movil SAB de CV, Series L ADR	68,100	3,428,154
Sprint Nextel Corp.(1)	741,342	2,817,100
Vodafone Group plc ADR	83,000	1,933,070
		8,178,324
TOTAL COMMON STOCKS
(Cost $225,861,916)		247,141,451
TEMPORARY CASH INVESTMENTS — 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	30,368	30,368
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 1/31/17, valued at $2,968,755), in a joint trading account at 0.01%, dated 3/31/10, due 4/1/10 (Delivery value $2,900,001)		2,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,930,368)		2,930,368
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $228,792,284)		250,071,819
OTHER ASSETS AND LIABILITIES — 0.2%		423,283
TOTAL NET ASSETS — 100.0%		$250,495,102

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Utilities – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$227,142,762	–	–
Foreign Common Stocks	11,476,270	$ 8,522,419	–
Temporary Cash Investments	30,368	2,900,000	–
Total Value of Investment Securities	$238,649,400	$11,422,419	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$229,517,267
Gross tax appreciation of investments	$36,452,366
Gross tax depreciation of investments	(15,897,814)
Net tax appreciation (depreciation) of investments	$20,554,552

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 26, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 26, 2010